UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2022 through August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report
JPMorgan Institutional Trust Funds
August 31, 2022  (Unaudited)
JPMorgan Core Bond Trust
JPMorgan Intermediate Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

Letter to Shareholders
October 17, 2022 (Unaudited)
Dear Shareholder,
Financial markets have been buffeted this year by rising inflation, economic uncertainty and the multiplying effects of the Russia-Ukraine conflict in Ukraine. Though consumer spending and corporate earnings were relatively strong in the six months ended August 31, 2022, leading equity and bond market indexes declined.

“Amid the challenges in financial
markets, J.P. Morgan Asset Manage-
ment will continue seeking to deliver
strong client outcomes across a broad
range of innovative solutions. Our
fundamental practices and principles
fuel the time-tested risk management
process and research driven
approach that have driven our
success for decades.”
— Andrea L. Lisher

The U.S. Federal Reserve (the “Fed”) moved in early March 2022 to head off rising inflationary pressure with its first increase in policy interest rates in more than three years. The Fed raised rates again in May, June, July and September of 2022. Elsewhere, the Bank of England also raised interest rates sharply during the first half of 2022 and the European Central Bank unleashed an unprecedented 0.75% rate increase in September 2022.
In the U.S., spending on home and commercial construction as well as on capital equipment and inventory declined through August 2022. Purchasing Managers’ Index surveys in both the manufacturing and services sectors also showed broad weakness, and public sector spending at the federal, state and municipal levels generally shrank in 2022.
Notably, U.S. consumer spending showed a modest rebound in August 2022 and corporate earnings and revenue were generally better than expected for the second quarter of 2022. There was additional positive data in the labor market, where employment had rebounded above pre-pandemic levels.
Investors have been confronted this year with an economic and financial market environment very different from recent years, with inflation running at more than a 40-year high and interest rates rising faster than at any time in recent history. It appears investor uncertainty may continue to weigh on financial markets until the U.S. economic picture becomes clearer.
Amid the challenges in financial markets, J.P. Morgan Asset Management will continue seeking to deliver strong client outcomes across a broad range of innovative solutions. Our fundamental practices and principles fuel the time-tested risk management process and research driven approach that have driven our success for decades.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,

Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

August 31, 2022	JPMorgan Institutional Trust Funds	1

JPMorgan Institutional Trust Funds
MARKET OVERVIEW
SIX MONTHS ENDED August 31, 2022 (Unaudited)
Already under pressure from accelerating inflation and investor expectations for rising interest rates, financial markets buckled following Russia’s invasion of Ukraine at the end of February 2022. The military conflict and the ensuing imposition of multilateral sanctions against Russia fueled volatility across equity, bond and commodities markets. Meanwhile, China’s strict anti-pandemic measures dented its economic growth and weighed on financial assets in emerging markets throughout the period.
In response to the highest rate of domestic inflation in decades, the U.S. Federal Reserve (the “Fed”) in late March 2022 raised interest rates for the first time since late 2018. The Fed followed with benchmark interest rate increases of increasing size in May, June and July 2022. The Bank of England, which had preceded the Fed’s response by initiating its policy tightening cycle in December 2021, raised its benchmark interest rate five more times by the end of August 2022.  While the European Central Bank held off raising interest rates during the reporting period, it stated it would take necessary action to combat rising inflation. (The ECB followed through with an unprecedented 0.75% increase in key interest rates in September 2022.)
Within U.S. fixed income markets, investor demand largely turned to higher rated bonds of shorter duration. Generally, bonds of shorter duration will experience a smaller decrease in price relative to longer duration bonds when interest rates rise. Yields, which generally move in the opposite direction of bond prices, rose for U.S. Treasury bonds. U.S. agency mortgage-backed securities and municipal bonds underperformed other sectors of the bond market.
Fixed income markets in other developed markets also fell sharply during the period as the Ukraine conflict threatened economic stability and led to a spike in energy costs across the European Union and the U.K. Emerging markets debt underperformed developed markets amid investor concerns about slowing global economic growth and rising inflation. Notably, leading central banks among emerging markets largely began raising domestic interest rates in 2021 and may be positioned to be among the first to cut interest rates should the economic outlook improve.

2	JPMorgan Institutional Trust Funds	August 31, 2022

JPMorgan Core Bond Trust
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund *	(7.08)%
Bloomberg U.S. Aggregate Index	(7.76)%
Net Assets as of 8/31/2022 (In Thousands)	$2,051,300
Duration as of 8/31/2022	6.2 Years
INVESTMENT OBJECTIVE**
The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds of shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund’s allocation to securitized credit, including asset-backed securities, non-agency mortgage-backed securities and commercial mortgage-backed securities, also contributed to relative performance.
The Fund generally holds no U.S. Treasury securities, which detracted from relative performance during the period. The Fund’s allocation to agency residential mortgage-backed securities also detracted from performance relative to the Benchmark.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and agency mortgages.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	28.6%
Corporate Bonds	23.1
Mortgage-Backed Securities	17.6
Asset-Backed Securities	11.8
Collateralized Mortgage Obligations	8.2
Commercial Mortgage-Backed Securities	3.9
Others (each less than 1.0%)	1.6
Short-Term Investments	5.2

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	JPMorgan Institutional Trust Funds	3

JPMorgan Core Bond Trust
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	(7.08)%	(10.44)%	1.28%	2.01%

*	Not annualized.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.
The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Bloomberg U.S. Aggregate Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
The Fund’s shares have a $10,000,000 minimum investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMorgan Institutional Trust Funds	August 31, 2022

JPMorgan Intermediate Bond Trust
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund *	(4.74)%
Bloomberg Intermediate U.S. Government/Credit Index	(5.14)%
Net Assets as of 8/31/2022 (In Thousands)	$80,870
Duration as of 8/31/2022	3.6 Years
INVESTMENT OBJECTIVE**
The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended August 31, 2022, the Fund outperformed the Bloomberg Intermediate U.S. Government/Credit Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds of shorter duration will experience a smaller decrease in prices compared with longer duration bonds when interest rates rise. The Fund’s security selection in agency mortgage-backed securities also contributed to relative performance.
The Fund’s underweight allocation to U.S. Treasury securities and its security selection in corporate credit were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF August 31, 2022	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	33.4%
Corporate Bonds	25.7
Collateralized Mortgage Obligations	14.0
Asset-Backed Securities	9.3
Mortgage-Backed Securities	7.9
Commercial Mortgage-Backed Securities	7.5
Others (each less than 1.0%)	0.3
Short-Term Investments	1.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

August 31, 2022	JPMorgan Institutional Trust Funds	5

JPMorgan Intermediate Bond Trust
FUND COMMENTARY
SIX MONTHS ENDED August 31, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF August 31, 2022

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	(4.74)%	(7.52)%	1.18%	1.68%

*	Not annualized.
TEN YEAR PERFORMANCE  (8/31/12 TO 8/31/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.
The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust and the Bloomberg Intermediate U.S. Government/Credit Index from August 31, 2012 to August 31, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg
Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. Investors cannot invest directly in an index.
The Fund’s shares have a $5,000,000 minimum investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMorgan Institutional Trust Funds	August 31, 2022

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 29.6%
U.S. Treasury Bonds
4.38%, 2/15/2038	447	510
3.50%, 2/15/2039	961	984
4.25%, 5/15/2039	3,300	3,704
1.13%, 5/15/2040	11,555	7,865
4.38%, 5/15/2040	11,000	12,467
3.88%, 8/15/2040	21,115	22,350
1.88%, 2/15/2041	7,095	5,436
2.25%, 5/15/2041	18,355	14,968
1.75%, 8/15/2041	980	728
2.00%, 11/15/2041	1,160	901
2.38%, 2/15/2042	18,550	15,376
2.75%, 11/15/2042	3,800	3,331
3.63%, 8/15/2043	5,214	5,240
3.75%, 11/15/2043	238	244
3.00%, 11/15/2044	8,200	7,415
2.88%, 8/15/2045	2,795	2,471
2.25%, 8/15/2046	13,193	10,328
3.00%, 2/15/2047	548	497
3.13%, 5/15/2048	3,757	3,535
2.25%, 8/15/2049	8,965	7,180
2.38%, 11/15/2049	3,700	3,049
2.00%, 2/15/2050	5,329	4,031
1.25%, 5/15/2050	6,152	3,804
1.38%, 8/15/2050	565	361
1.63%, 11/15/2050	8,800	6,021
1.88%, 2/15/2051	18,386	13,416
2.00%, 8/15/2051	16,100	12,095
1.88%, 11/15/2051	7,225	5,261
2.25%, 2/15/2052	10,625	8,487
2.88%, 5/15/2052	2,025	1,866
3.00%, 8/15/2052	13,000	12,324
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	300	445
3.63%, 4/15/2028	799	1,688
2.50%, 1/15/2029	300	458
U.S. Treasury Notes
2.88%, 4/30/2025	21,212	20,871
2.13%, 5/15/2025	355	342
0.38%, 12/31/2025	10,000	9,026
0.38%, 1/31/2026	1,840	1,656
0.50%, 2/28/2026	7,870	7,101
2.50%, 2/28/2026	560	542
0.75%, 4/30/2026	1,130	1,025
0.88%, 6/30/2026	3,195	2,901
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

0.88%, 9/30/2026	21,887	19,773
1.75%, 12/31/2026	9,369	8,756
2.63%, 5/31/2027	12,000	11,622
3.25%, 6/30/2027	12,000	11,943
2.75%, 7/31/2027	7,950	7,737
3.13%, 8/31/2027	45,000	44,599
0.38%, 9/30/2027	4,690	4,043
0.75%, 1/31/2028	4,500	3,922
1.25%, 3/31/2028	9,800	8,747
1.25%, 4/30/2028	17,110	15,251
1.25%, 6/30/2028	27,020	24,009
1.00%, 7/31/2028	9,500	8,305
1.75%, 1/31/2029	3,850	3,501
1.88%, 2/28/2029	12,700	11,641
2.88%, 4/30/2029	30,400	29,562
2.75%, 5/31/2029	130	125
3.25%, 6/30/2029	30,000	29,878
3.13%, 8/31/2029	19,000	18,813
1.50%, 2/15/2030	895	794
1.25%, 8/15/2031	1,040	885
1.38%, 11/15/2031	1,174	1,005
1.88%, 2/15/2032	27,100	24,229
2.88%, 5/15/2032	5,725	5,580
2.75%, 8/15/2032	36,000	34,729
U.S. Treasury STRIPS Bonds
4.36%, 2/15/2023 (a)	23,462	23,161
1.87%, 8/15/2024 (a)	10,600	9,930
7.90%, 5/15/2026 (a)	1,500	1,323
3.83%, 8/15/2026 (a)	1,592	1,394
2.48%, 11/15/2041 (a)	500	246
Total U.S. Treasury Obligations (Cost $675,841)		607,803
Corporate Bonds — 23.9%
Aerospace & Defense — 0.8%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	129
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	808
3.00%, 9/15/2050 (b)	502	356
Boeing Co. (The)
1.17%, 2/4/2023	1,115	1,103
1.95%, 2/1/2024	1,030	997
1.43%, 2/4/2024	2,265	2,171
4.88%, 5/1/2025	605	607
2.75%, 2/1/2026	701	656
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
2.20%, 2/4/2026	1,385	1,267
3.10%, 5/1/2026	320	302
5.04%, 5/1/2027	960	957
3.25%, 3/1/2028	840	765
5.15%, 5/1/2030	940	925
5.71%, 5/1/2040	745	711
L3Harris Technologies, Inc. 1.80%, 1/15/2031	840	669
Leidos, Inc. 2.30%, 2/15/2031	465	365
Raytheon Technologies Corp.
3.20%, 3/15/2024	350	346
4.50%, 6/1/2042	2,799	2,651
4.15%, 5/15/2045	543	477
4.35%, 4/15/2047	199	181
		16,443
Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	122	116
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	343
Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025	515	530
Hyundai Capital America
1.15%, 11/10/2022 (b)	1,500	1,493
1.80%, 10/15/2025 (b)	490	445
1.30%, 1/8/2026 (b)	425	376
1.50%, 6/15/2026 (b)	775	678
3.00%, 2/10/2027 (b)	355	324
2.38%, 10/15/2027 (b)	530	462
1.80%, 1/10/2028 (b)	805	669
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (b)	2,393	2,215
4.81%, 9/17/2030 (b)	1,102	987
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	622
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	705	598
		9,399
Banks — 4.4%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	669
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	1,165	1,155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (b)	778	669
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b)	263	259
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	1,003
Banco Santander SA (Spain)
2.75%, 5/28/2025	2,000	1,881
5.15%, 8/18/2025	800	796
1.85%, 3/25/2026	1,000	890
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	400	344
2.75%, 12/3/2030	600	466
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (c)	1,000	764
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	547	545
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	526	509
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	590	529
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	545	484
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,615
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,462
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	6,211	5,753
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,274
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	915
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	365
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	3,685	2,639
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	649
Bank of Montreal (Canada) 1.85%, 5/1/2025	950	895
Banque Federative du Credit Mutuel SA (France) 2.38%, 11/21/2024 (b)	813	777
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	1,452	1,376
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (c)	950	943
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	459
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	832	767
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	323	283
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	1,746	1,437
(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (c)	765	646
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	1,200	929
Citigroup, Inc.
4.40%, 6/10/2025	865	861
4.30%, 11/20/2026	1,200	1,183
6.63%, 1/15/2028	250	272
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	1,573	1,481
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	2,145	1,754
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	885	715
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	608
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	218
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b)	525	392
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	770
3.75%, 7/21/2026	945	901
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,250	1,226
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	500	459
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	1,500	1,318
2.81%, 1/11/2041 (b)	470	317
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (b) (c)	2,110	2,088
Discover Bank 4.25%, 3/13/2026	1,205	1,179
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,054	1,048
3.90%, 5/25/2026	200	195
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	939	912
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	550	479
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	904	850
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,027
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	675
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	917
6.10%, 1/14/2042	700	758
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	624
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	225	219
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	612	610
4.58%, 12/10/2025	400	390
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	770	742
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	866
4.38%, 3/22/2028	475	459
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	760	654
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	875	812
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	920
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	620
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c)	1,025	914
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	1,480	1,463
4.80%, 4/5/2026	2,010	1,999
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	690	664
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	853
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	240	223
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	435	383
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	337	340
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (c)	930	804
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	370	370
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	3,947	3,440
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	342
3.00%, 1/22/2030 (b)	235	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	915	717
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (c)	755	520
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (c)	400	398
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (c)	570	536
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	485	425
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (c)	200	185
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (b)	500	497
1.47%, 7/8/2025	542	498
2.63%, 7/14/2026	872	812
3.04%, 7/16/2029	1,315	1,163
Truist Financial Corp. 4.00%, 5/1/2025	265	264
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	905	791
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	563
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	200	172
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (c)	300	269
US Bancorp 7.50%, 6/1/2026	1,277	1,417
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	2,927	2,757
4.65%, 11/4/2044	1,180	1,064
4.40%, 6/14/2046	300	263
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041	882	637
		89,606
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,499
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	65
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/6/2048	780	693
4.60%, 6/1/2060	375	333
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	790	704
1.85%, 9/1/2032	675	527
Constellation Brands, Inc.
4.40%, 11/15/2025	325	325
5.25%, 11/15/2048	220	214
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	825
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	36	36
		6,221
Biotechnology — 0.4%
AbbVie, Inc.
3.20%, 11/21/2029	1,832	1,673
4.05%, 11/21/2039	1,809	1,595
4.63%, 10/1/2042	480	441
4.40%, 11/6/2042	790	715
4.45%, 5/14/2046	190	171
Amgen, Inc. 3.00%, 1/15/2052	845	595
Baxalta, Inc. (Japan) 5.25%, 6/23/2045	50	49
Biogen, Inc. 2.25%, 5/1/2030	609	497
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	890
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,004
		7,630
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.0% ^
Masco Corp.
2.00%, 10/1/2030	340	270
6.50%, 8/15/2032	600	640
		910
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	246
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	385
Blackstone Secured Lending Fund 3.65%, 7/14/2023	795	788
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	318
4.85%, 3/29/2029	411	402
4.70%, 9/20/2047	88	76
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	392
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	800	796
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	250	231
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	490	438
(SOFR + 3.34%), 6.37%, 7/15/2026 (b) (c)	1,393	1,387
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (c)	1,360	1,144
4.28%, 1/9/2028 (b)	1,162	1,043
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	840	635
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,225	1,181
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	780	688
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,108
FMR LLC 6.45%, 11/15/2039 (b)	500	554
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,396
3.50%, 11/16/2026	469	451
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,580
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	693
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,143
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	3,776	3,569
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	696
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	826
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,825
6.75%, 10/1/2037	685	759
Jefferies Group LLC 6.45%, 6/8/2027	749	781
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (b)	1,000	988
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c)	575	448
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	510	446
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (c)	700	687
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	985	925
3.63%, 1/20/2027	2,470	2,400
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	960	872
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,366
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	1,265	1,177
4.30%, 1/27/2045	485	433
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,042
2.68%, 7/16/2030	700	571
S&P Global, Inc. 2.90%, 3/1/2032 (b)	1,791	1,588
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (b)	300	297
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (b) (c)	1,838	1,819
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (c)	975	957
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (b) (c)	255	222
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (c)	965	843
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	1,480	1,157
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	360	288
		45,057
Chemicals — 0.2%
Albemarle Corp. 5.45%, 12/1/2044	150	143
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	977
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	365	335
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	170
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
4.13%, 3/15/2035	455	413
5.00%, 4/1/2049	230	228
Union Carbide Corp. 7.75%, 10/1/2096	850	1,074
		3,340
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	247
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,230
2.35%, 1/15/2032	1,095	865
		2,095
Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	417	410
5.13%, 5/18/2045 (b)	893	856
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	734
		2,000
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	2,420	2,407
2.88%, 8/14/2024	600	573
6.50%, 7/15/2025	246	252
1.75%, 1/30/2026	860	758
2.45%, 10/29/2026	560	494
3.00%, 10/29/2028	690	587
3.30%, 1/30/2032	655	529
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	450	413
5.50%, 1/15/2026 (b)	1,000	964
2.13%, 2/21/2026 (b)	620	534
4.25%, 4/15/2026 (b)	1,200	1,106
4.38%, 5/1/2026 (b)	820	758
2.53%, 11/18/2027 (b)	7,294	5,957
Capital One Financial Corp.
3.20%, 2/5/2025	1,069	1,042
4.20%, 10/29/2025	250	247
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	782	773
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	733
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	439
3.80%, 4/7/2025	685	668
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
1.25%, 1/8/2026	1,781	1,569
4.35%, 1/17/2027	430	415
2.35%, 1/8/2031	520	403
2.70%, 6/10/2031	910	714
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	1,385	1,377
5.50%, 2/15/2024 (b)	1,626	1,606
		25,318
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,114
Packaging Corp. of America 4.05%, 12/15/2049	845	711
WRKCo, Inc.
3.75%, 3/15/2025	400	393
3.90%, 6/1/2028	170	163
		2,381
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	422
University of Miami Series 2022, 4.06%, 4/1/2052	480	424
University of Southern California Series A, 3.23%, 10/1/2120	570	367
		1,213
Diversified Financial Services — 0.2%
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	1,436	1,377
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (b)	539	539
Mitsubishi HC Capital, Inc. (Japan) 2.65%, 9/19/2022 (b)	606	605
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	2,010
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	492
		5,023
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
2.30%, 6/1/2027	2,340	2,129
1.65%, 2/1/2028	250	215
3.50%, 6/1/2041	1,646	1,297
3.55%, 9/15/2055	2,984	2,185
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	262
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	217
Verizon Communications, Inc.
2.10%, 3/22/2028	795	703
4.33%, 9/21/2028	962	949
2.36%, 3/15/2032	1,787	1,466
2.65%, 11/20/2040	988	713
3.40%, 3/22/2041	1,060	854
3.70%, 3/22/2061	1,045	806
		11,796
Electric Utilities — 1.8%
Alabama Power Co. 6.13%, 5/15/2038	239	264
Arizona Public Service Co. 5.05%, 9/1/2041	200	189
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	309
2.90%, 6/15/2050	450	330
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,201
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	118
Duke Energy Corp. 3.75%, 9/1/2046	985	770
Duke Energy Progress LLC
4.10%, 5/15/2042	273	244
4.10%, 3/15/2043	125	111
2.90%, 8/15/2051	820	600
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	691
Edison International 3.55%, 11/15/2024	1,591	1,555
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	610
Entergy Arkansas LLC
3.50%, 4/1/2026	175	171
2.65%, 6/15/2051	415	283
Entergy Corp. 2.95%, 9/1/2026	336	317
Entergy Louisiana LLC
3.05%, 6/1/2031	629	562
2.90%, 3/15/2051	490	352
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,422
Evergy, Inc. 2.90%, 9/15/2029	985	864
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,218
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	209
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	468
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	350	376
ITC Holdings Corp.
2.70%, 11/15/2022	900	898
2.95%, 5/14/2030 (b)	440	384
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	549
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	696	688
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	304
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	115
5.45%, 5/15/2041	305	308
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	493	478
1.96%, 6/27/2030 (b)	1,000	817
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	644
2.45%, 12/2/2027 (b)	795	681
4.45%, 6/15/2029 (b)	615	557
OGE Energy Corp. 0.70%, 5/26/2023	560	547
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	675	660
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	119
Pacific Gas and Electric Co.
1.70%, 11/15/2023	690	667
3.25%, 2/16/2024	2,060	2,015
3.45%, 7/1/2025	795	758
2.95%, 3/1/2026	500	454
4.20%, 6/1/2041	695	517
3.75%, 8/15/2042 (d)	308	213
4.30%, 3/15/2045	525	381
PECO Energy Co. 2.80%, 6/15/2050	410	297
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	139
Pepco Holdings LLC 7.45%, 8/15/2032	316	371
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	620
Series A-4, 5.21%, 12/1/2047	420	437
Series A-5, 5.10%, 6/1/2052	795	821
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,251
Progress Energy, Inc. 7.00%, 10/30/2031	300	333
Public Service Co. of Colorado 3.55%, 6/15/2046	214	176
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	2,752
Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	325
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	380
Series 08-A, 5.95%, 2/1/2038	200	207
4.05%, 3/15/2042	552	460
Southwestern Public Service Co. 4.50%, 8/15/2041	200	188
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	334
		36,079
Electrical Equipment — 0.0% ^
Eaton Corp.
7.63%, 4/1/2024	300	316
4.00%, 11/2/2032	170	163
		479
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	190
3.25%, 9/8/2024	219	214
3.88%, 1/12/2028	442	417
Corning, Inc. 3.90%, 11/15/2049	1,043	818
		1,639
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	290
Halliburton Co. 4.75%, 8/1/2043	540	479
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	13	13
3.90%, 5/17/2028 (b)	1,126	1,074
		1,856
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	842	665
Walt Disney Co. (The)
8.88%, 4/26/2023	430	445
6.20%, 12/15/2034	100	113
		1,223
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	132
2.00%, 5/18/2032	980	774
4.00%, 2/1/2050	653	537
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
American Tower Corp.
5.00%, 2/15/2024	974	984
3.38%, 10/15/2026	312	294
1.50%, 1/31/2028	1,215	1,022
2.10%, 6/15/2030	630	508
1.88%, 10/15/2030	1,090	860
3.70%, 10/15/2049	935	708
3.10%, 6/15/2050	496	346
2.95%, 1/15/2051	324	218
Boston Properties LP
3.20%, 1/15/2025	532	519
3.65%, 2/1/2026	483	469
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	390
2.25%, 4/1/2028	840	710
2.50%, 8/16/2031	425	329
Corporate Office Properties LP 2.00%, 1/15/2029	335	265
Crown Castle, Inc.
4.00%, 3/1/2027	264	256
2.10%, 4/1/2031	2,000	1,592
Digital Realty Trust LP 3.70%, 8/15/2027	252	241
Duke Realty LP
3.25%, 6/30/2026	239	228
2.88%, 11/15/2029	380	340
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,054
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,640
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	1,604	1,382
2.00%, 3/15/2031	610	474
Healthpeak Properties, Inc.
3.40%, 2/1/2025	17	17
3.50%, 7/15/2029	772	710
Life Storage LP
4.00%, 6/15/2029	859	799
2.40%, 10/15/2031	485	387
Mid-America Apartments LP 3.95%, 3/15/2029	920	878
National Retail Properties, Inc.
4.00%, 11/15/2025	783	768
4.30%, 10/15/2028	620	593
Office Properties Income Trust
2.40%, 2/1/2027	980	741
3.45%, 10/15/2031	490	327
Physicians Realty LP 2.63%, 11/1/2031	505	405
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Prologis LP 3.00%, 4/15/2050	905	689
Public Storage
1.95%, 11/9/2028	615	540
2.25%, 11/9/2031	516	432
Realty Income Corp. 1.80%, 3/15/2033	530	403
Regency Centers LP 2.95%, 9/15/2029	745	650
Sabra Health Care LP 3.20%, 12/1/2031	825	656
Safehold Operating Partnership LP 2.80%, 6/15/2031	2,940	2,363
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	407
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	1,320	1,219
SITE Centers Corp. 4.70%, 6/1/2027	330	318
UDR, Inc.
2.95%, 9/1/2026	382	356
3.00%, 8/15/2031	305	260
2.10%, 8/1/2032	640	493
Ventas Realty LP
3.50%, 2/1/2025	242	236
4.13%, 1/15/2026	114	112
3.25%, 10/15/2026	292	276
3.85%, 4/1/2027	554	532
Welltower, Inc. 6.50%, 3/15/2041	350	385
WP Carey, Inc.
4.25%, 10/1/2026	350	341
2.25%, 4/1/2033	1,180	897
		33,462
Food & Staples Retailing — 0.3%
7-Eleven, Inc.
1.30%, 2/10/2028 (b)	565	472
2.50%, 2/10/2041 (b)	574	391
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (b)	1,275	947
3.63%, 5/13/2051 (b)	1,420	1,018
CVS Pass-Through Trust
5.93%, 1/10/2034 (b)	749	757
Series 2013, 4.70%, 1/10/2036 (b)	581	556
Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,055
		5,196
Food Products — 0.2%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,314
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
Campbell Soup Co. 3.13%, 4/24/2050	315	223
Conagra Brands, Inc. 5.30%, 11/1/2038	220	209
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	757
4.38%, 6/1/2046	629	534
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	154
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	1,500	1,222
Tyson Foods, Inc.
4.88%, 8/15/2034	300	300
5.15%, 8/15/2044	210	205
		4,918
Gas Utilities — 0.1%
Atmos Energy Corp.
0.63%, 3/9/2023	430	422
4.15%, 1/15/2043	828	735
4.13%, 10/15/2044	125	110
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	271
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	352
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	405
4.80%, 3/15/2047 (b)	367	327
		2,622
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	400
Becton Dickinson and Co. 4.67%, 6/6/2047	365	348
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	826
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	1,137	949
		2,523
Health Care Providers & Services — 0.7%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	607
Aetna, Inc. 6.75%, 12/15/2037	440	494
Ascension Health Series B, 2.53%, 11/15/2029	430	384
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	611
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	451
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	393
Cigna Corp. 4.50%, 2/25/2026	300	301
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
CommonSpirit Health
1.55%, 10/1/2025	555	505
2.78%, 10/1/2030	550	460
3.91%, 10/1/2050	545	429
CVS Health Corp. 4.30%, 3/25/2028	171	169
Elevance Health, Inc.
4.63%, 5/15/2042	500	475
4.65%, 1/15/2043	535	506
4.65%, 8/15/2044	100	94
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,061
HCA, Inc.
5.25%, 6/15/2026	1,680	1,688
5.13%, 6/15/2039	725	653
5.50%, 6/15/2047	190	175
3.50%, 7/15/2051	414	284
4.63%, 3/15/2052 (b)	461	381
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	207
Memorial Health Services 3.45%, 11/1/2049	1,340	1,077
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	184
MidMichigan Health Series 2020, 3.41%, 6/1/2050	310	233
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	146
Texas Health Resources 4.33%, 11/15/2055	300	281
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	702
3.25%, 5/15/2051	560	440
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	1,366	1,077
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	512
		14,980
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp. 4.70%, 12/9/2035	700	695
Household Durables — 0.0% ^
Lennar Corp. 4.50%, 4/30/2024	365	366
MDC Holdings, Inc. 3.97%, 8/6/2061	1,100	629
		995
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	1,000	950
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC 5.75%, 10/1/2041	235	233
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	417	335
		1,518
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,936	1,831
Insurance — 0.9%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (b)	445	423
3.20%, 9/16/2040 (b)	520	413
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	595
Assurant, Inc. 4.20%, 9/27/2023	496	495
Athene Global Funding
2.50%, 1/14/2025 (b)	239	225
1.45%, 1/8/2026 (b)	865	768
2.95%, 11/12/2026 (b)	3,475	3,155
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	1,000	964
3.85%, 3/15/2052	845	729
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,449
CNA Financial Corp. 3.95%, 5/15/2024	463	461
Corebridge Financial, Inc.
3.65%, 4/5/2027 (b)	770	724
3.85%, 4/5/2029 (b)	545	502
F&G Global Funding 1.75%, 6/30/2026 (b)	750	669
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	188
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	405
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	348
Intact US Holdings, Inc. 4.60%, 11/9/2022	500	501
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	408	397
3.95%, 10/15/2050 (b)	900	693
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	109
Markel Corp. 3.50%, 11/1/2027	200	188
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	694
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	229
Prudential Financial, Inc. 3.91%, 12/7/2047	300	262
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	1,911
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	600	570
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	360
		18,427
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	1,760	1,600
IT Services — 0.2%
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	745
2.30%, 9/14/2031	1,515	1,205
Fiserv, Inc.
3.20%, 7/1/2026	395	376
4.40%, 7/1/2049	375	325
Global Payments, Inc.
3.20%, 8/15/2029	945	825
5.30%, 8/15/2029	371	367
2.90%, 5/15/2030	273	230
2.90%, 11/15/2031	522	423
		4,496
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	1,375	1,158
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	426
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,230
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	534
		2,190
Media — 0.6%
Charter Communications Operating LLC
4.20%, 3/15/2028	2,000	1,886
6.38%, 10/23/2035	528	523
4.80%, 3/1/2050	1,475	1,158
3.70%, 4/1/2051	1,120	747
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Comcast Corp.
3.55%, 5/1/2028	443	427
4.20%, 8/15/2034	555	531
3.25%, 11/1/2039	1,715	1,397
3.45%, 2/1/2050	609	480
2.89%, 11/1/2051	1,086	765
2.94%, 11/1/2056	1,729	1,171
2.99%, 11/1/2063	259	173
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	429
Discovery Communications LLC
5.20%, 9/20/2047	175	143
4.00%, 9/15/2055	784	519
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	220
6.13%, 1/31/2046	200	217
Paramount Global
4.00%, 1/15/2026	792	779
4.85%, 7/1/2042	140	114
Time Warner Cable LLC
6.55%, 5/1/2037	400	393
5.50%, 9/1/2041	359	308
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	806
		13,186
Metals & Mining — 0.2%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	322
Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (b)	454	453
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,289
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	589
		3,653
Multiline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	1,243	910
Multi-Utilities — 0.3%
CMS Energy Corp. 3.00%, 5/15/2026	475	450
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	202
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	931
NiSource, Inc.
1.70%, 2/15/2031	740	579
5.80%, 2/1/2042	1,256	1,253
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	291
3.95%, 11/15/2041	379	321
2.95%, 8/15/2051	1,050	776
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	243
Series 21A, 3.15%, 9/30/2051	420	292
		5,338
Oil, Gas & Consumable Fuels — 1.7%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	497	443
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	707
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,430
Buckeye Partners LP 5.85%, 11/15/2043	770	588
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	811
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,490	1,520
5.13%, 6/30/2027	605	604
2.74%, 12/31/2039	515	402
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	935	892
Devon Energy Corp. 5.25%, 9/15/2024	790	802
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	644
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	226
4.13%, 1/16/2025	533	501
Energy Transfer LP
4.75%, 1/15/2026	917	909
3.90%, 7/15/2026	244	233
5.50%, 6/1/2027	115	116
4.95%, 5/15/2028	325	318
4.15%, 9/15/2029	594	547
6.10%, 2/15/2042	400	383
5.30%, 4/1/2044	170	149
6.25%, 4/15/2049	800	784
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	918
Enterprise Products Operating LLC
3.90%, 2/15/2024	475	474
3.70%, 2/15/2026	506	500
Exxon Mobil Corp.
3.00%, 8/16/2039	895	733
3.57%, 3/6/2045	1,215	1,028
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	1,425	1,177
4.32%, 12/30/2039 (b)	545	426
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	1,081	895
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (b)	535	521
2.60%, 10/15/2025 (b)	2,450	2,254
HF Sinclair Corp.
2.63%, 10/1/2023 (b)	1,275	1,237
5.88%, 4/1/2026 (b)	577	582
Magellan Midstream Partners LP 3.20%, 3/15/2025	353	340
Marathon Petroleum Corp. 4.70%, 5/1/2025	380	382
ONEOK Partners LP
5.00%, 9/15/2023	334	336
6.65%, 10/1/2036	350	359
Phillips 66 Co. 3.15%, 12/15/2029 (b)	985	874
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	855
Plains All American Pipeline LP
5.15%, 6/1/2042	460	387
4.70%, 6/15/2044	610	482
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (b)	200	193
1.63%, 11/24/2025 (b)	278	257
Spectra Energy Partners LP 4.50%, 3/15/2045	495	432
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,317
Targa Resources Corp. 4.20%, 2/1/2033	400	359
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	554	553
3.50%, 1/15/2028 (b)	90	84
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	952
3.46%, 7/12/2049	815	668
3.13%, 5/29/2050	1,180	910
Valero Energy Corp.
2.15%, 9/15/2027	830	743
7.50%, 4/15/2032	175	202
		34,439
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	1,680
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029 (b)	1,075	976
		2,656
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	353
4.00%, 9/18/2042	240	220
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	1,545	1,447
Mylan, Inc. 5.40%, 11/29/2043	520	426
Royalty Pharma plc 1.20%, 9/2/2025	353	321
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,637
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	895	907
3.03%, 7/9/2040	1,265	980
3.18%, 7/9/2050	590	433
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	300	282
Viatris, Inc. 3.85%, 6/22/2040	567	394
Zoetis, Inc. 2.00%, 5/15/2030	760	639
		8,039
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	467
4.38%, 9/1/2042	375	354
5.15%, 9/1/2043	769	798
3.55%, 2/15/2050	465	388
CSX Corp.
5.50%, 4/15/2041	150	157
4.10%, 3/15/2044	190	168
4.75%, 11/15/2048	600	584
3.35%, 9/15/2049	95	75
Kansas City Southern 4.70%, 5/1/2048	1,712	1,615
Norfolk Southern Corp. 4.05%, 8/15/2052	600	522
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (b)	1,105	1,027
		6,155
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.80%, 10/1/2041	896	699
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,144
3.14%, 11/15/2035 (b)	1,413	1,071
KLA Corp. 3.30%, 3/1/2050	600	469
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Microchip Technology, Inc.
0.97%, 2/15/2024	350	333
0.98%, 9/1/2024	628	587
NXP BV (China)
2.50%, 5/11/2031	1,405	1,123
3.25%, 5/11/2041	1,445	1,045
TSMC Arizona Corp. (Taiwan) 4.50%, 4/22/2052	680	659
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	595	596
Xilinx, Inc. 2.38%, 6/1/2030	895	780
		9,506
Software — 0.3%
Microsoft Corp.
3.50%, 2/12/2035	291	278
2.92%, 3/17/2052	1,118	880
3.04%, 3/17/2062	268	204
Oracle Corp.
3.60%, 4/1/2040	1,000	727
4.38%, 5/15/2055	900	678
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,173
2.00%, 6/30/2030	570	464
VMware, Inc. 4.65%, 5/15/2027	550	545
Workday, Inc. 3.50%, 4/1/2027	1,179	1,125
		6,074
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	690	544
Lowe's Cos., Inc. 2.63%, 4/1/2031	2,760	2,365
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	416
		3,325
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	1,130	981
3.85%, 8/4/2046	569	517
3.75%, 11/13/2047	150	135
2.70%, 8/5/2051	1,855	1,361
Dell International LLC
5.45%, 6/15/2023	127	128
6.02%, 6/15/2026	2,132	2,215
3.45%, 12/15/2051 (b)	167	109
HP, Inc. 3.00%, 6/17/2027	665	616
		6,062
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	790
1.00%, 1/20/2026 (b)	2,205	1,944
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	690	614
3.38%, 12/2/2026	400	382
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	565
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	1,000	883
		5,178
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,285
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	658
4.39%, 8/15/2037	1,730	1,369
3.73%, 9/25/2040	520	363
4.54%, 8/15/2047	832	607
3.98%, 9/25/2050	254	173
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	101
		4,556
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 7/1/2025	476	452
2.88%, 1/15/2026	1,000	922
3.75%, 6/1/2026	526	498
1.88%, 8/15/2026	960	840
3.25%, 10/1/2029	2,080	1,795
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	490	484
5.50%, 12/15/2024 (b)	1,047	1,025
BOC Aviation Ltd. (Singapore) 3.50%, 10/10/2024 (b)	310	302
		6,318
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	795	745
3.45%, 5/1/2050	1,096	858
		1,603
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	880	826
4.38%, 4/22/2049	441	407
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wireless Telecommunication Services — continued
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (b)	745	654
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,754
3.60%, 11/15/2060	915	659
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	496	458
4.88%, 6/19/2049	1,105	983
		6,741
Total Corporate Bonds (Cost $555,940)		490,764
Mortgage-Backed Securities — 18.2%
Awthorne at the CR , 3.54%, 4/1/2035 (e)	6,700	6,570
FHLMC
Pool # 846812, ARM, 2.67%, 4/1/2030 (f)	4	4
Pool # 781087, ARM, 2.36%, 12/1/2033 (f)	108	107
Pool # 1B1665, ARM, 2.86%, 4/1/2034 (f)	66	66
Pool # 847356, ARM, 2.69%, 12/1/2034 (f)	48	47
Pool # 782979, ARM, 2.37%, 1/1/2035 (f)	89	91
Pool # 1Q0025, ARM, 2.33%, 2/1/2036 (f)	29	30
Pool # 848431, ARM, 2.63%, 2/1/2036 (f)	45	46
Pool # 1L1286, ARM, 3.25%, 5/1/2036 (f)	8	8
Pool # 848365, ARM, 3.29%, 7/1/2036 (f)	51	52
Pool # 1G2539, ARM, 1.85%, 10/1/2036 (f)	10	10
Pool # 1J1348, ARM, 2.45%, 10/1/2036 (f)	62	62
Pool # 1A1096, ARM, 2.52%, 10/1/2036 (f)	96	99
Pool # 1G2671, ARM, 1.97%, 11/1/2036 (f)	79	78
Pool # 782760, ARM, 3.01%, 11/1/2036 (f)	58	60
Pool # 1J1634, ARM, 2.98%, 12/1/2036 (f)	52	54
Pool # 1Q0739, ARM, 3.14%, 3/1/2037 (f)	55	57
Pool # 848699, ARM, 3.29%, 7/1/2040 (f)	107	109
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	118	117
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	16	16
Pool # G01448, 7.00%, 8/1/2032	35	37
Pool # A13625, 5.50%, 10/1/2033	134	143
Pool # A16107, 6.00%, 12/1/2033	62	65
Pool # A17537, 6.00%, 1/1/2034	58	61
Pool # A61572, 5.00%, 9/1/2034	369	385
Pool # A28796, 6.50%, 11/1/2034	64	68
Pool # G03369, 6.50%, 1/1/2035	156	163
Pool # A46987, 5.50%, 7/1/2035	306	323
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G01919, 4.00%, 9/1/2035	174	173
Pool # C02641, 7.00%, 10/1/2036	49	51
Pool # C02660, 6.50%, 11/1/2036	99	108
Pool # A93383, 5.00%, 8/1/2040	225	235
Pool # A93511, 5.00%, 8/1/2040	210	218
Pool # G06493, 4.50%, 5/1/2041	901	920
Pool # Z40179, 4.00%, 7/1/2048	2,244	2,230
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	34	35
Pool # G20027, 10.00%, 10/1/2030	4	4
Pool # U50105, 4.00%, 1/1/2032	301	296
Pool # U80254, 3.00%, 3/1/2033	256	244
Pool # P20409, 5.50%, 10/1/2033	75	76
Pool # U90975, 4.00%, 6/1/2042	919	914
Pool # U90673, 4.00%, 1/1/2043	228	227
Pool # U99134, 4.00%, 1/1/2046	4,874	4,850
Pool # U69030, 4.50%, 1/1/2046	1,681	1,706
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,832	1,815
FHLMC UMBS, 30 Year Pool # RA6702, 3.00%, 2/1/2052	4,083	3,802
FNMA
Pool # 54844, ARM, 2.35%, 9/1/2027 (f)	7	7
Pool # 303532, ARM, 3.89%, 3/1/2029 (f)	4	4
, 3.97%, 8/1/2032 (e)	5,000	5,028
Pool # 555258, ARM, 2.65%, 1/1/2033 (f)	165	163
Pool # 722421, ARM, 2.66%, 7/1/2033 (f)	9	9
Pool # 686040, ARM, 3.67%, 7/1/2033 (f)	97	97
Pool # 722985, ARM, 3.99%, 7/1/2033 (f)	14	14
Pool # 746299, ARM, 3.39%, 9/1/2033 (f)	75	78
Pool # 766610, ARM, 1.96%, 1/1/2034 (f)	27	27
Pool # 920467, ARM, 4.50%, 2/1/2034 (f)	70	69
Pool # 770377, ARM, 2.35%, 4/1/2034 (f)	31	31
Pool # 751531, ARM, 3.34%, 5/1/2034 (f)	89	89
Pool # 782306, ARM, 2.17%, 7/1/2034 (f)	6	6
Pool # 735332, ARM, 2.90%, 8/1/2034 (f)	102	102
Pool # 790235, ARM, 3.89%, 8/1/2034 (f)	62	62
Pool # 725902, ARM, 1.91%, 9/1/2034 (f)	12	12
Pool # 791961, ARM, 2.69%, 9/1/2034 (f)	26	26
Pool # 803594, ARM, 1.83%, 10/1/2034 (f)	57	56
Pool # 803599, ARM, 2.09%, 10/1/2034 (f)	73	72
Pool # 896463, ARM, 3.84%, 10/1/2034 (f)	61	63
Pool # 806778, ARM, 2.72%, 11/1/2034 (f)	344	343
Pool # 806776, ARM, 2.86%, 11/1/2034 (f)	63	63
Pool # 810896, ARM, 2.91%, 1/1/2035 (f)	147	150
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 802692, ARM, 2.99%, 1/1/2035 (f)	51	51
Pool # 816597, ARM, 2.05%, 2/1/2035 (f)	15	15
Pool # 735539, ARM, 2.61%, 4/1/2035 (f)	360	367
Pool # 745862, ARM, 3.27%, 4/1/2035 (f)	51	51
Pool # 821378, ARM, 3.04%, 5/1/2035 (f)	38	37
Pool # 823660, ARM, 3.17%, 5/1/2035 (f)	50	50
Pool # 745766, ARM, 2.21%, 6/1/2035 (f)	145	145
Pool # 832801, ARM, 3.01%, 9/1/2035 (f)	30	30
Pool # 843026, ARM, 3.61%, 9/1/2035 (f)	186	191
Pool # 849251, ARM, 2.74%, 1/1/2036 (f)	41	43
Pool # 895141, ARM, 3.57%, 7/1/2036 (f)	51	52
Pool # 900197, ARM, 2.32%, 10/1/2036 (f)	53	54
Pool # 966946, ARM, 2.28%, 1/1/2038 (f)	31	31
FNMA UMBS, 15 Year
Pool # 889634, 6.00%, 2/1/2023	2	2
Pool # 995381, 6.00%, 1/1/2024	5	5
Pool # 995425, 6.00%, 1/1/2024	11	11
Pool # AD0133, 5.00%, 8/1/2024	6	6
FNMA UMBS, 20 Year
Pool # 555791, 6.50%, 12/1/2022	—	—
Pool # 255217, 4.50%, 4/1/2024	4	4
Pool # 888656, 6.50%, 4/1/2025	4	4
Pool # MA1138, 3.50%, 8/1/2032	293	290
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 689977, 8.00%, 3/1/2027	22	23
Pool # 695533, 8.00%, 6/1/2027	9	9
Pool # 756024, 8.00%, 9/1/2028	20	21
Pool # 755973, 8.00%, 11/1/2028	55	58
Pool # 455759, 6.00%, 12/1/2028	7	7
Pool # 252211, 6.00%, 1/1/2029	10	10
Pool # 459097, 7.00%, 1/1/2029	4	4
Pool # 889020, 6.50%, 11/1/2029	147	153
Pool # 598559, 6.50%, 8/1/2031	23	24
Pool # 622542, 5.50%, 9/1/2031	125	131
Pool # 788150, 6.00%, 3/1/2032	19	20
Pool # 649734, 7.00%, 6/1/2032	9	9
Pool # 675555, 6.00%, 12/1/2032	38	39
Pool # AL0045, 6.00%, 12/1/2032	178	191
Pool # 674349, 6.00%, 3/1/2033	10	11
Pool # 688625, 6.00%, 3/1/2033	13	13
Pool # 688655, 6.00%, 3/1/2033	4	4
Pool # 695584, 6.00%, 3/1/2033	4	4
Pool # 702901, 6.00%, 5/1/2033	63	68
Pool # 723852, 5.00%, 7/1/2033	62	65
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	21

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 729296, 5.00%, 7/1/2033	159	165
Pool # 729379, 6.00%, 8/1/2033	14	14
Pool # 737825, 6.00%, 9/1/2033	24	25
Pool # 750977, 4.50%, 11/1/2033	37	37
Pool # 725017, 5.50%, 12/1/2033	248	263
Pool # 751341, 5.50%, 3/1/2034	29	30
Pool # 888568, 5.00%, 12/1/2034	6	6
Pool # 815426, 4.50%, 2/1/2035	1	1
Pool # AD0755, 7.00%, 6/1/2035	1,748	1,899
Pool # 820347, 5.00%, 9/1/2035	44	46
Pool # 833657, 7.50%, 8/1/2036	25	26
Pool # 986648, 6.00%, 9/1/2037	78	84
Pool # 888892, 7.50%, 11/1/2037	22	24
Pool # 257510, 7.00%, 12/1/2038	77	85
Pool # AD0753, 7.00%, 1/1/2039	58	66
Pool # AT5891, 3.00%, 6/1/2043	1,847	1,756
Pool # AL7527, 4.50%, 9/1/2043	702	716
Pool # BM3500, 4.00%, 9/1/2047	1,883	1,901
Pool # BJ1778, 4.50%, 10/1/2047	670	676
Pool # BN9180, 4.00%, 6/1/2049	536	531
Pool # BK8753, 4.50%, 6/1/2049	1,038	1,037
Pool # BO1219, 4.50%, 6/1/2049	1,998	2,011
Pool # BO7077, 3.00%, 9/1/2049	2,034	1,899
Pool # CB2637, 2.50%, 1/1/2052	4,326	3,874
Pool # CB2670, 3.00%, 1/1/2052	3,889	3,621
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	3	3
Pool # 252409, 6.50%, 3/1/2029	26	27
Pool # 653815, 7.00%, 2/1/2033	6	6
Pool # 752786, 6.00%, 9/1/2033	42	43
Pool # 931717, 6.50%, 8/1/2039	220	229
FNMA, Other
Pool # AM3789, 3.02%, 7/1/2023	2,097	2,088
Pool # AM4628, 3.69%, 11/1/2023	1,419	1,418
Pool # AM4668, 3.76%, 11/1/2023	1,857	1,853
Pool # AM4716, 3.38%, 12/1/2023	1,841	1,835
Pool # BS6339, 11.00%, 7/12/2024 (e)	4,000	3,969
Pool # 470300, 3.64%, 1/1/2025	858	850
Pool # AM3833, 3.25%, 7/1/2025	3,358	3,297
Pool # AM4991, 3.97%, 12/1/2025	1,617	1,619
Pool # AL6805, 3.81%, 1/1/2026 (f)	1,783	1,777
Pool # 468645, 4.54%, 7/1/2026	2,430	2,489
Pool # AM6448, 3.25%, 9/1/2026	9,298	9,098
Pool # AM7223, 3.11%, 12/1/2026	3,273	3,185
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,978
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AM8803, 2.78%, 6/1/2027	4,649	4,443
Pool # AM8987, 2.79%, 6/1/2027	1,724	1,650
Pool # BL1040, 3.81%, 12/1/2028	3,000	3,001
Pool # BL4364, 2.24%, 11/1/2029	5,456	4,951
Pool # BL4333, 2.52%, 11/1/2029	6,011	5,559
Pool # AM7785, 3.17%, 2/1/2030	2,759	2,649
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,965
Pool # AM8544, 3.08%, 4/1/2030	7,366	7,027
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,499
Pool # AM8804, 3.10%, 5/1/2030	3,510	3,352
Pool # AM9020, 2.97%, 6/1/2030	3,699	3,501
Pool # BL9251, 1.45%, 10/1/2030	4,500	3,805
Pool # BL4315, 2.39%, 9/1/2031	4,480	4,025
Pool # BS4313, 1.98%, 1/1/2032	8,350	7,157
Pool # BM7037, 1.76%, 3/1/2032 (f)	6,750	5,676
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,882
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,180
Pool # BS5887, 3.51%, 9/1/2032 (e)	2,000	1,996
Pool # BS6597, IO, 3.67%, 9/1/2032 (e)	2,850	2,808
Pool # BS6505, 3.54%, 10/1/2032 (e)	3,491	3,389
Pool # AP9632, 4.00%, 10/1/2032	184	181
Pool # AP9762, 4.00%, 10/1/2032	274	270
Pool # AQ7084, 3.50%, 12/1/2032	437	429
Pool # AT2703, 3.50%, 5/1/2033	727	713
Pool # AT2954, 3.50%, 5/1/2033	471	462
Pool # AT4180, 3.50%, 5/1/2033	472	463
Pool # AT4939, 3.50%, 5/1/2033	405	397
Pool # 754922, 5.50%, 9/1/2033	61	62
Pool # 762520, 4.00%, 11/1/2033	194	191
Pool # BS4198, 2.16%, 12/1/2033	9,000	7,705
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,742
Pool # AM8922, 3.03%, 6/1/2035	2,463	2,337
Pool # AM9188, 3.12%, 6/1/2035	7,000	6,384
Pool # 849215, 6.50%, 1/1/2036	18	18
Pool # 872740, 6.50%, 6/1/2036	43	44
Pool # 886320, 6.50%, 7/1/2036	14	14
Pool # BS4368, 2.29%, 1/1/2037	5,267	4,437
Pool # 888796, 6.00%, 9/1/2037	48	49
Pool # AO7225, 4.00%, 7/1/2042	261	259
Pool # AO9352, 4.00%, 7/1/2042	385	382
Pool # MA1125, 4.00%, 7/1/2042	382	380
Pool # AR1397, 3.00%, 1/1/2043	804	755
Pool # MA1711, 4.50%, 12/1/2043	1,446	1,466
Pool # MA1828, 4.50%, 3/1/2044	1,138	1,153
Pool # BF0464, 3.50%, 3/1/2060	3,155	3,032
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0546, 2.50%, 7/1/2061	4,098	3,627
Pool # BF0560, 2.50%, 9/1/2061	5,309	4,680
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.50%, 9/25/2052 (e)	53,760	51,219
GNMA I, 30 Year
Pool # 345288, 7.50%, 3/15/2023	—	—
Pool # 554108, 6.50%, 3/15/2028	20	21
Pool # 481872, 7.50%, 7/15/2028	3	3
Pool # 468149, 8.00%, 8/15/2028	2	2
Pool # 486537, 7.50%, 9/15/2028	6	7
Pool # 486631, 6.50%, 10/15/2028	3	3
Pool # 591882, 6.50%, 7/15/2032	12	13
Pool # 607645, 6.50%, 2/15/2033	27	28
Pool # 607724, 7.00%, 2/15/2033	31	32
Pool # 604209, 6.50%, 4/15/2033	33	35
Pool # 781614, 7.00%, 6/15/2033	46	50
Pool # BM2141, 5.00%, 7/15/2049	524	551
GNMA II
Pool # CE5524, ARM, 4.67%, 8/20/2071 (f)	2,606	2,722
Pool # CE5546, ARM, 4.58%, 10/20/2071 (f)	4,813	5,006
Pool # CK2783, ARM, 4.54%, 2/20/2072 (f)	4,758	4,946
Pool # CK2799, ARM, 4.55%, 3/20/2072 (f)	3,860	4,018
Pool # CK2810, ARM, 4.52%, 4/20/2072 (f)	4,537	4,717
Pool # CP1819, ARM, 4.72%, 7/20/2072 (f)	3,600	3,790
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	1	1
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	2	2
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	2
Pool # 2324, 8.00%, 11/20/2026	2	2
Pool # 2499, 8.00%, 10/20/2027	3	3
Pool # 2512, 8.00%, 11/20/2027	4	4
Pool # 2525, 8.00%, 12/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	7	7
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	58	59
Pool # 4245, 6.00%, 9/20/2038	401	436
Pool # AK8806, 4.25%, 3/20/2045	952	953
Pool # BM2118, 4.50%, 6/20/2049	153	153
Pool # BO0535, 4.00%, 7/20/2049	1,172	1,171
Pool # BO8227, 5.00%, 7/20/2049	891	932
Pool # BO8229, 5.00%, 7/20/2049	704	739
Pool # BM9734, 4.00%, 10/20/2049	1,856	1,863
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BQ4115, 3.00%, 3/20/2050	3,778	3,551
Pool # 785294, 3.50%, 1/20/2051	4,094	3,952
Pool # CB1543, 3.00%, 2/20/2051	2,676	2,515
Pool # MA7534, 2.50%, 8/20/2051	26,985	24,720
Pool # MA7649, 2.50%, 10/20/2051	4,956	4,529
Pool # CK2698, 3.00%, 2/20/2052	1,421	1,321
Pool # CK2716, 3.50%, 2/20/2052	3,993	3,853
Pool # CM2161, 3.00%, 3/20/2052	2,480	2,305
Pool # CM2213, 3.00%, 3/20/2052	475	442
Pool # CN2859, 4.50%, 6/20/2052	4,140	4,227
Pool # CO4824, 5.00%, 6/20/2052	1,632	1,699
Pool # CO4865, 5.00%, 7/20/2052	1,892	1,937
Pool # MA8200, 4.00%, 8/20/2052	9,675	9,555
Wesley Apartments , 3.81%, 8/1/2033 (e)	10,000	10,006
Total Mortgage-Backed Securities (Cost $393,998)		373,518
Asset-Backed Securities — 12.3%
Academic Loan Funding Trust Series 2013-1A, Class A, 3.24%, 12/26/2044 (b) (f)	646	630
ACC Series 2019-AA, 0.25%, 9/15/2022 ‡	3,023	3,013
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	500	448
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	192	177
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	390	348
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	553	436
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	305	274
Series 2017-1, Class AA, 3.65%, 2/15/2029	415	379
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	3,446	3,390
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	2,000	1,988
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	861
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,570	2,524
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	496
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	2,380	2,416
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	23

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,672	3,575
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	1,275	1,281
American Tower Trust #1, 3.07%, 3/15/2023 (b)	750	746
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (b)	3,500	3,279
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (b)	4,000	3,633
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡ (b)	2,168	1,883
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	471	437
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	756	646
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	637	560
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	796	744
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	2,963	2,665
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,698	4,691
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	798	724
Carvana Auto Receivables Trust Series 2019-3A, Class C, 2.71%, 10/15/2024 (b)	1,467	1,466
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	4,200	4,118
Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (d)	258	249
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	934
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 5.72%, 3/24/2023 (b) (f)	1,752	1,725
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	2,070	1,953
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (b)	2,000	1,776
Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (b)	3,180	2,558
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CPS Auto Receivables Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	480	480
Credit Acceptance Auto Loan Trust Series 2021-2A, Class C, 1.64%, 6/17/2030 (b)	7,280	6,617
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (b)	1,246	1,205
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.34%, 10/25/2034 (f)	62	60
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,403
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	229	213
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	1,511	1,478
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 (b)	5,356	5,195
Drive Auto Receivables Trust Series 2019-4, Class C, 2.51%, 11/17/2025	234	234
Exeter Automobile Receivables Trust
Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	127	127
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	3,197	3,170
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (b)	3,000	2,754
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (b)	4,000	3,494
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 ‡ (b)	3,700	3,318
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	5,000	4,446
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	4,300	3,864
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	3,370	2,931
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,837	4,649
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	383	377
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 ‡ (b)	3,585	3,560
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (f)	4,395	4,362
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (f)	45	37
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	55	54
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	1,522	1,370
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	323	304
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	886	853
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	368	357
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	890	869
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	72	70
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.82%, 8/25/2038 ‡ (b) (f)	1,633	32
Series 2013-2, Class A, IO, 1.63%, 3/25/2039 ‡ (b) (f)	1,564	56
Series 2015-2, Class A, IO, 2.86%, 7/25/2041 ‡ (b) (f)	534	56
Lendingpoint Asset Securitization Trust Series 2022-B, Class B, 5.99%, 10/15/2029 ‡ (b)	5,237	5,059
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	5,537	5,441
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 ‡ (b)	2,900	2,820
LP LMS Asset Securitization Trust, 3.23%, 10/15/2028	1,717	1,694
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	2,330	2,207
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	426	421
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (b)	1,658	1,550
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 ‡ (d)	240	231
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	1,189	1,120
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	5,674	5,129
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	3,287	3,026
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	3,010	2,995
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	2,767	2,706
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (b)	2,667	2,556
Pendoor Proper0.00%, 2/15/2026 ‡ (b)	4,150	4,077
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 6.43%, 5/25/2027 (b) (f)	3,450	3,443
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (d)	3,119	2,935
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 ‡ (b) (d)	3,936	3,668
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (f)	5,910	5,549
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (d)	3,513	3,348
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027	4,000	3,637
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 ‡ (b)	3,250	2,948
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (b)	5,000	4,822
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	2,993
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 ‡ (b)	2,685	2,497
Series 2022-SFR5, Class E1, 6.62%, 6/17/2039 ‡ (b)	3,619	3,575
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	287	90
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	407	370
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	528	517
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	4,829	4,801
Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (b)	3,955	3,944
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (d)	156	128
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (b)	900	868
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	921	906
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	300	265
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (b)	337	337
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 ‡ (b)	1,837	1,745
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	922	837
Series 2018-1, Class B, 4.60%, 3/1/2026	523	488
Series 2016-1, Class A, 3.45%, 7/7/2028	578	480
Series 2016-2, Class A, 3.10%, 10/7/2028	1,017	825
Series 2018-1, Class AA, 3.50%, 3/1/2030	884	791
Series 2018-1, Class A, 3.70%, 3/1/2030	1,372	1,153
Series 2019-1, Class AA, 4.15%, 8/25/2031	866	794
Series 2019-1, Class A, 4.55%, 8/25/2031	774	643
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,196	1,008
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	1,236	1,234
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (b)	4,700	4,544
vMobo, Inc., 7.46%, 7/18/2027	6,000	6,000
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (d)	2,051	1,915
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (d)	5,024	4,748
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (d)	3,520	3,349
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (b) (d)	2,941	2,759
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (d)	2,970	2,815
Westlake Automobile Receivables Trust
Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	1,897	1,894
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,894
Total Asset-Backed Securities (Cost $265,389)		251,607
Collateralized Mortgage Obligations — 8.5%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,993	3,002
Series 2005-1CB, Class 1A6, IF, IO, 4.66%, 3/25/2035 ‡ (f)	393	33
Series 2005-22T1, Class A2, IF, IO, 2.63%, 6/25/2035 ‡ (f)	2,894	216
Series 2005-20CB, Class 3A8, IF, IO, 2.31%, 7/25/2035 ‡ (f)	1,116	63
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,053	955
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	51	27
Series 2005-37T1, Class A2, IF, IO, 2.61%, 9/25/2035 ‡ (f)	2,161	174
Series 2005-54CB, Class 1A2, IF, IO, 2.41%, 11/25/2035 ‡ (f)	1,709	113
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	679	556
Series 2005-57CB, Class 3A2, IF, IO, 2.66%, 12/25/2035 ‡ (f)	453	52
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	333	304
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	875	527
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	6	3
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	246	209
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	66	48
Series 2004-2, Class 30, PO, 9/20/2034 ‡	76	57
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	144	129
Series 2005-7, Class 30, PO, 11/25/2035 ‡	77	73
Series 2005-8, Class 30, PO, 1/25/2036 ‡	35	23
Series 2006-A, Class 3A2, 3.18%, 2/20/2036 (f)	105	98
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.63%, 2/25/2034 (f)	28	27
Bayview Financing Trust Series 2020-3F, Class A, 3.08%, 11/10/2022 (b) (f)	1,190	1,188
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 3.15%, 10/25/2033 (f)	15	14
Series 2004-1, Class 12A1, 2.91%, 4/25/2034 (f)	158	151
Series 2004-2, Class 14A, 3.08%, 5/25/2034 (f)	19	18
Series 2006-1, Class A1, 2.40%, 2/25/2036 (f)	293	287
CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (f)	1,827	1,800
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	—
Series 2004-HYB1, Class 2A, 3.02%, 5/20/2034 (f)	32	30
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-HYB3, Class 2A, 2.72%, 6/20/2034 (f)	116	112
Series 2004-7, Class 2A1, 3.16%, 6/25/2034 (f)	88	84
Series 2004-HYB6, Class A3, 2.91%, 11/20/2034 (f)	125	120
Series 2005-16, Class A23, 5.50%, 9/25/2035	211	153
Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (f)	661	590
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035 ‡	28	20
Series 2005-8, Class A, PO, 11/25/2035 ‡	52	38
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	1
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (f)	16	17
Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	251	240
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	10	7
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	9	8
Series 2003-1, Class 2, PO, 10/25/2033 ‡	1	1
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	8	7
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	15	14
Series 2004-UST1, Class A6, 3.91%, 8/25/2034 (f)	11	10
Series 2005-1, Class 2A1A, 2.42%, 2/25/2035 (f)	144	122
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	104	98
Series 2005-5, Class 1A2, 3.76%, 8/25/2035 (f)	175	131
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (f)	190	185
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	49	46
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	83	63
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	492	475
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-4, Class 3A23, 5.50%, 6/25/2035	1,038	1,001
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (f)	5,588	5,278
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	1	1
FHLMC, REMIC
Series 1370, Class JA, 3.54%, 9/15/2022 (f)	—	—
Series 2512, Class PG, 5.50%, 10/15/2022	1	1
Series 1455, Class WB, IF, 3.68%, 12/15/2022 (f)	—	—
Series 2535, Class BK, 5.50%, 12/15/2022	—	—
Series 1470, Class F, 1.37%, 2/15/2023 (f)	—	—
Series 2568, Class KG, 5.50%, 2/15/2023	6	6
Series 1466, Class PZ, 7.50%, 2/15/2023	2	2
Series 1498, Class I, 3.54%, 4/15/2023 (f)	4	4
Series 1502, Class PX, 7.00%, 4/15/2023	6	6
Series 1798, Class F, 5.00%, 5/15/2023	6	6
Series 1518, Class G, IF, 6.27%, 5/15/2023 (f)	2	2
Series 1505, Class Q, 7.00%, 5/15/2023	1	1
Series 1541, Class O, 2.37%, 7/15/2023 (f)	2	2
Series 2638, Class DS, IF, 6.21%, 7/15/2023 (f)	1	1
Series 1541, Class M, HB, IF, 26.03%, 7/15/2023 (f)	1	1
Series 1570, Class F, 2.05%, 8/15/2023 (f)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	30	30
Series 1573, Class PZ, 7.00%, 9/15/2023	7	7
Series 2571, Class SK, HB, IF, 24.19%, 9/15/2023 (f)	3	3
Series 1591, Class PV, 6.25%, 10/15/2023	5	5
Series 1602, Class SA, IF, 16.25%, 10/15/2023 (f)	3	3
Series 2710, Class HB, 5.50%, 11/15/2023	30	30
Series 1642, Class PJ, 6.00%, 11/15/2023	14	14
Series 2716, Class UN, 4.50%, 12/15/2023	27	27
Series 1638, Class H, 6.50%, 12/15/2023	21	22
Series 2283, Class K, 6.50%, 12/15/2023	8	8
Series 1865, Class D, PO, 2/15/2024	11	10
Series 1760, Class ZD, 2.44%, 2/15/2024 (f)	22	21
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (f)	4	4
Series 1686, Class SH, IF, 14.74%, 2/15/2024 (f)	1	1
Series 1709, Class FA, 2.09%, 3/15/2024 (f)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	27

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1699, Class FC, 2.60%, 3/15/2024 (f)	1	1
Series 1695, Class EB, 7.00%, 3/15/2024	5	5
Series 1706, Class K, 7.00%, 3/15/2024	14	14
Series 2033, Class SN, HB, IF, 28.94%, 3/15/2024 (f)	2	—
Series 2306, Class K, PO, 5/15/2024	3	3
Series 2306, Class SE, IF, IO, 7.66%, 5/15/2024 (f)	7	—
Series 1745, Class D, 7.50%, 8/15/2024	5	6
Series 3720, Class A, 4.50%, 9/15/2025	35	36
Series 3131, Class BK, 5.50%, 3/15/2026	147	149
Series 1829, Class ZB, 6.50%, 3/15/2026	3	3
Series 1863, Class Z, 6.50%, 7/15/2026	3	3
Series 1890, Class H, 7.50%, 9/15/2026	6	7
Series 1899, Class ZE, 8.00%, 9/15/2026	23	24
Series 3229, Class HE, 5.00%, 10/15/2026	160	161
Series 1963, Class Z, 7.50%, 1/15/2027	19	20
Series 1935, Class FL, 3.09%, 2/15/2027 (f)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	25	26
Series 1970, Class PG, 7.25%, 7/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	13	13
Series 2019, Class Z, 6.50%, 12/15/2027	28	29
Series 2038, Class PN, IO, 7.00%, 3/15/2028	21	2
Series 2040, Class PE, 7.50%, 3/15/2028	39	42
Series 4251, Class KW, 2.50%, 4/15/2028	2,947	2,870
Series 2043, Class CJ, 6.50%, 4/15/2028	6	7
Series 2054, Class PV, 7.50%, 5/15/2028	32	34
Series 2075, Class PM, 6.25%, 8/15/2028	73	75
Series 2075, Class PH, 6.50%, 8/15/2028	65	68
Series 2086, Class GB, 6.00%, 9/15/2028	11	11
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	32	3
Series 2095, Class PE, 6.00%, 11/15/2028	82	85
Series 2125, Class JZ, 6.00%, 2/15/2029	30	31
Series 2136, Class PG, 6.00%, 3/15/2029	33	34
Series 2132, Class SB, HB, IF, 20.27%, 3/15/2029 (f)	6	7
Series 2141, IO, 7.00%, 4/15/2029	9	1
Series 2169, Class TB, 7.00%, 6/15/2029	105	111
Series 2163, Class PC, IO, 7.50%, 6/15/2029	11	1
Series 2172, Class QC, 7.00%, 7/15/2029	66	71
Series 2176, Class OJ, 7.00%, 8/15/2029	53	58
Series 2201, Class C, 8.00%, 11/15/2029	24	26
Series 2209, Class TC, 8.00%, 1/15/2030	29	31
Series 2210, Class Z, 8.00%, 1/15/2030	56	62
Series 2224, Class CB, 8.00%, 3/15/2030	13	15
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2230, Class Z, 8.00%, 4/15/2030	35	38
Series 2234, Class PZ, 7.50%, 5/15/2030	27	30
Series 2247, Class Z, 7.50%, 8/15/2030	29	31
Series 2256, Class MC, 7.25%, 9/15/2030	29	31
Series 2259, Class ZM, 7.00%, 10/15/2030	50	54
Series 2262, Class Z, 7.50%, 10/15/2030	6	7
Series 2271, Class PC, 7.25%, 12/15/2030	60	65
Series 2296, Class PD, 7.00%, 3/15/2031	37	39
Series 2313, Class LA, 6.50%, 5/15/2031	20	22
Series 2325, Class PM, 7.00%, 6/15/2031	30	33
Series 2359, Class ZB, 8.50%, 6/15/2031	89	99
Series 2344, Class ZD, 6.50%, 8/15/2031	311	329
Series 2344, Class ZJ, 6.50%, 8/15/2031	32	35
Series 2345, Class NE, 6.50%, 8/15/2031	25	27
Series 2351, Class PZ, 6.50%, 8/15/2031	20	21
Series 2353, Class AZ, 6.00%, 9/15/2031	179	185
Series 2367, Class ME, 6.50%, 10/15/2031	60	63
Series 2396, Class FM, 2.84%, 12/15/2031 (f)	76	76
Series 2399, Class OH, 6.50%, 1/15/2032	67	71
Series 2399, Class TH, 6.50%, 1/15/2032	82	88
Series 2464, Class SI, IF, IO, 5.61%, 2/15/2032 (f)	149	14
Series 2410, Class QX, IF, IO, 6.26%, 2/15/2032 (f)	33	3
Series 2410, Class OE, 6.38%, 2/15/2032	16	16
Series 2410, Class NG, 6.50%, 2/15/2032	75	80
Series 2420, Class XK, 6.50%, 2/15/2032	114	122
Series 2412, Class SP, IF, 11.32%, 2/15/2032 (f)	59	64
Series 2410, Class QS, IF, 13.28%, 2/15/2032 (f)	61	70
Series 2444, Class ES, IF, IO, 5.56%, 3/15/2032 (f)	59	7
Series 2450, Class SW, IF, IO, 5.61%, 3/15/2032 (f)	47	6
Series 2430, Class WF, 6.50%, 3/15/2032	154	166
Series 2423, Class MC, 7.00%, 3/15/2032	88	95
Series 2423, Class MT, 7.00%, 3/15/2032	75	82
Series 2435, Class CJ, 6.50%, 4/15/2032	108	116
Series 2434, Class TC, 7.00%, 4/15/2032	86	94
Series 2436, Class MC, 7.00%, 4/15/2032	49	52
Series 2455, Class GK, 6.50%, 5/15/2032	180	188
Series 2450, Class GZ, 7.00%, 5/15/2032	52	57
Series 2462, Class JG, 6.50%, 6/15/2032	78	84
Series 2466, Class PH, 6.50%, 6/15/2032	132	141
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2474, Class NR, 6.50%, 7/15/2032	80	85
Series 2484, Class LZ, 6.50%, 7/15/2032	87	92
Series 2500, Class MC, 6.00%, 9/15/2032	90	96
Series 2835, Class QO, PO, 12/15/2032	12	10
Series 2543, Class YX, 6.00%, 12/15/2032	161	169
Series 2544, Class HC, 6.00%, 12/15/2032	105	113
Series 2552, Class ME, 6.00%, 1/15/2033	186	197
Series 2567, Class QD, 6.00%, 2/15/2033	181	193
Series 2575, Class ME, 6.00%, 2/15/2033	449	475
Series 2596, Class QG, 6.00%, 3/15/2033	109	112
Series 2586, Class WI, IO, 6.50%, 3/15/2033	51	9
Series 2692, Class SC, IF, 8.50%, 7/15/2033 (f)	32	33
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,412
Series 3920, Class LP, 5.00%, 1/15/2034	425	437
Series 2744, Class PE, 5.50%, 2/15/2034	5	5
Series 3611, PO, 7/15/2034	28	25
Series 2990, Class UZ, 5.75%, 6/15/2035	1,089	1,141
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,310
Series 3014, Class OD, PO, 8/15/2035	30	25
Series 3085, Class WF, 3.19%, 8/15/2035 (f)	70	71
Series 3047, Class OD, 5.50%, 10/15/2035	486	499
Series 3074, Class BH, 5.00%, 11/15/2035	147	149
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,240
Series 3102, Class FB, 2.69%, 1/15/2036 (f)	61	61
Series 3102, Class HS, IF, 15.80%, 1/15/2036 (f)	21	22
Series 3117, Class EO, PO, 2/15/2036	178	152
Series 3117, Class OK, PO, 2/15/2036	106	90
Series 3134, PO, 3/15/2036	27	23
Series 3152, Class MO, PO, 3/15/2036	144	124
Series 3122, Class ZB, 6.00%, 3/15/2036	29	33
Series 3138, PO, 4/15/2036	123	104
Series 3607, Class BO, PO, 4/15/2036	60	52
Series 3219, Class DI, IO, 6.00%, 4/15/2036	90	18
Series 3819, Class ZQ, 6.00%, 4/15/2036	550	590
Series 3149, Class SO, PO, 5/15/2036	22	18
Series 3233, Class OP, PO, 5/15/2036	36	31
Series 3171, Class MO, PO, 6/15/2036	21	19
Series 3179, Class OA, PO, 7/15/2036	108	91
Series 3194, Class SA, IF, IO, 4.71%, 7/15/2036 (f)	27	4
Series 3211, Class SO, PO, 9/15/2036	122	104
Series 3218, Class AO, PO, 9/15/2036	61	47
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3232, Class ST, IF, IO, 4.31%, 10/15/2036 (f)	140	17
Series 3256, PO, 12/15/2036	86	70
Series 3261, Class OA, PO, 1/15/2037	101	83
Series 3260, Class CS, IF, IO, 3.75%, 1/15/2037 (f)	161	18
Series 3274, Class JO, PO, 2/15/2037	23	20
Series 3275, Class FL, 2.83%, 2/15/2037 (f)	25	25
Series 3290, Class SB, IF, IO, 4.06%, 3/15/2037 (f)	213	23
Series 3318, Class AO, PO, 5/15/2037	6	5
Series 3607, PO, 5/15/2037	129	106
Series 3315, Class HZ, 6.00%, 5/15/2037	111	116
Series 3326, Class JO, PO, 6/15/2037	7	6
Series 3331, PO, 6/15/2037	87	73
Series 3607, Class OP, PO, 7/15/2037	293	241
Series 4048, Class FJ, 2.11%, 7/15/2037 (f)	354	351
Series 3385, Class SN, IF, IO, 3.61%, 11/15/2037 (f)	29	3
Series 3387, Class SA, IF, IO, 4.03%, 11/15/2037 (f)	129	14
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	791	7
Series 3404, Class SC, IF, IO, 3.61%, 1/15/2038 (f)	204	20
Series 3424, Class PI, IF, IO, 4.41%, 4/15/2038 (f)	175	24
Series 3481, Class SJ, IF, IO, 3.46%, 8/15/2038 (f)	219	21
Series 3511, Class SA, IF, IO, 3.61%, 2/15/2039 (f)	165	15
Series 3549, Class FA, 3.59%, 7/15/2039 (f)	13	13
Series 3621, Class BO, PO, 1/15/2040	84	71
Series 3747, Class PY, 4.00%, 10/15/2040	782	777
Series 3925, Class FL, 2.84%, 1/15/2041 (f)	83	83
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	85	83
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	251	244
Series 3957, Class B, 4.00%, 11/15/2041	107	106
Series 3966, Class NA, 4.00%, 12/15/2041	249	251
Series 4217, Class KY, 3.00%, 6/15/2043	2,000	1,838
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	195	41
Series 233, Class 13, IO, 5.00%, 9/15/2035	282	59
Series 299, Class 300, 3.00%, 1/15/2043	1,315	1,224
Series 310, PO, 9/15/2043	674	546
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	29

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 323, Class 300, 3.00%, 1/15/2044	1,007	944
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.46%, 7/25/2032 (f)	221	219
Series T-76, Class 2A, 1.84%, 10/25/2037 (f)	519	459
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	158	166
Series T-54, Class 2A, 6.50%, 2/25/2043	890	970
Series T-54, Class 3A, 7.00%, 2/25/2043	246	263
Series T-58, Class A, PO, 9/25/2043	74	55
Series T-59, Class 1AP, PO, 10/25/2043	168	95
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 2.66%, 10/25/2034 (f)	98	99
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	354	201
Series 2007-FA4, Class 1A2, IF, IO, 3.21%, 8/25/2037 ‡ (f)	854	95
FMC GMSR Issuer Trust, 3.69%, 2/25/2024	7,325	7,142
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	69	75
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	129	139
Series 2004-W15, Class 2AF, 2.69%, 8/25/2044 (f)	174	173
Series 2005-W3, Class 2AF, 2.66%, 3/25/2045 (f)	504	503
Series 2006-W2, Class 1AF1, 2.66%, 2/25/2046 (f)	166	164
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	419	455
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	230	247
FNMA, REMIC
Series 1992-163, Class M, 7.75%, 9/25/2022	—	—
Series G92-62, Class B, PO, 10/25/2022	—	—
Series 1992-188, Class PZ, 7.50%, 10/25/2022	—	—
Series G93-1, Class KA, 7.90%, 1/25/2023	—	—
Series G93-5, Class Z, 6.50%, 2/25/2023	—	—
Series 1997-61, Class ZC, 7.00%, 2/25/2023	4	4
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (f)	—	—
Series G93-14, Class J, 6.50%, 3/25/2023	—	—
Series 1993-25, Class J, 7.50%, 3/25/2023	1	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1993-21, Class KA, 7.70%, 3/25/2023	1	1
Series 1998-4, Class C, PO, 4/25/2023	—	—
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (f)	1	1
Series 1993-62, Class SA, IF, 12.10%, 4/25/2023 (f)	1	1
Series 1998-43, Class SA, IF, IO, 15.23%, 4/25/2023 (f)	1	—
Series 2003-39, Class LW, 5.50%, 5/25/2023	18	18
Series 2003-41, Class PE, 5.50%, 5/25/2023	7	7
Series G93-27, Class FD, 3.32%, 8/25/2023 (f)	1	1
Series 1999-38, Class SK, IF, IO, 5.61%, 8/25/2023 (f)	—	—
Series 2002-83, Class CS, 6.88%, 8/25/2023	18	18
Series 1996-14, Class SE, IF, IO, 7.81%, 8/25/2023 (f)	9	—
Series 1993-205, Class H, PO, 9/25/2023	1	1
Series G93-37, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 7.19%, 9/25/2023 (f)	1	1
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (f)	1	1
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (f)	1	1
Series 1993-179, Class SB, IF, 13.94%, 10/25/2023 (f)	1	1
Series 1999-52, Class NS, IF, 16.54%, 10/25/2023 (f)	2	2
Series 1995-19, Class Z, 6.50%, 11/25/2023	12	12
Series 1993-230, Class FA, 2.86%, 12/25/2023 (f)	1	1
Series 1993-247, Class FE, 3.44%, 12/25/2023 (f)	3	3
Series 1993-225, Class UB, 6.50%, 12/25/2023	3	3
Series 1993-247, Class SU, IF, 9.34%, 12/25/2023 (f)	1	1
Series 2002-1, Class UD, IF, 15.95%, 12/25/2023 (f)	3	3
Series 1994-37, Class L, 6.50%, 3/25/2024	11	11
Series 1994-40, Class Z, 6.50%, 3/25/2024	74	75
Series 2004-53, Class NC, 5.50%, 7/25/2024	7	7
Series 1995-2, Class Z, 8.50%, 1/25/2025	4	4
Series G95-1, Class C, 8.80%, 1/25/2025	5	5
Series 1997-20, IO, 1.84%, 3/25/2027 (f)	4	—
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-29, Class J, 7.50%, 4/20/2027	8	8
Series 1997-39, Class PD, 7.50%, 5/20/2027	41	43
Series 1997-42, Class ZC, 6.50%, 7/18/2027	3	3
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	11	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	19	20
Series 1999-18, Class Z, 5.50%, 4/18/2029	16	16
Series 1999-17, Class C, 6.35%, 4/25/2029	13	14
Series 1999-62, Class PB, 7.50%, 12/18/2029	22	23
Series 2000-2, Class ZE, 7.50%, 2/25/2030	65	70
Series 2000-20, Class SA, IF, IO, 6.66%, 7/25/2030 (f)	28	1
Series 2000-52, IO, 8.50%, 1/25/2031	8	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	18	20
Series 2011-31, Class DB, 3.50%, 4/25/2031	955	943
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	61	8
Series 2001-30, Class PM, 7.00%, 7/25/2031	53	57
Series 2001-36, Class DE, 7.00%, 8/25/2031	56	60
Series 2001-49, Class Z, 6.50%, 9/25/2031	16	17
Series 2001-44, Class MY, 7.00%, 9/25/2031	131	142
Series 2001-44, Class PD, 7.00%, 9/25/2031	16	17
Series 2001-44, Class PU, 7.00%, 9/25/2031	20	21
Series 2001-52, Class KB, 6.50%, 10/25/2031	19	20
Series 2003-52, Class SX, IF, 15.62%, 10/25/2031 (f)	30	35
Series 2001-61, Class Z, 7.00%, 11/25/2031	203	220
Series 2001-72, Class SX, IF, 11.77%, 12/25/2031 (f)	4	4
Series 2002-1, Class SA, IF, 17.25%, 2/25/2032 (f)	10	11
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	153	5
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	2	2
Series 2002-21, Class LO, PO, 4/25/2032	5	5
Series 2002-21, Class PE, 6.50%, 4/25/2032	52	55
Series 2002-28, Class PK, 6.50%, 5/25/2032	131	139
Series 2012-66, Class CB, 3.00%, 6/25/2032	2,988	2,895
Series 2002-37, Class Z, 6.50%, 6/25/2032	37	38
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	137	16
Series 2002-48, Class GH, 6.50%, 8/25/2032	200	215
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	24	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-59, Class BG, PO, 12/25/2032	66	57
Series 2002-77, Class S, IF, 10.00%, 12/25/2032 (f)	29	31
Series 2003-22, Class UD, 4.00%, 4/25/2033	647	645
Series 2003-35, Class UC, 3.75%, 5/25/2033	5	5
Series 2003-42, Class GB, 4.00%, 5/25/2033	49	49
Series 2003-34, Class AX, 6.00%, 5/25/2033	106	112
Series 2003-34, Class ED, 6.00%, 5/25/2033	555	587
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	24	4
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	196	35
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	356	33
Series 2003-47, Class PE, 5.75%, 6/25/2033	103	108
Series 2003-64, Class SX, IF, 7.82%, 7/25/2033 (f)	24	23
Series 2003-132, Class OA, PO, 8/25/2033	8	7
Series 2003-71, Class DS, IF, 4.30%, 8/25/2033 (f)	231	214
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	192	30
Series 2003-74, Class SH, IF, 5.77%, 8/25/2033 (f)	53	52
Series 2003-91, Class SD, IF, 8.43%, 9/25/2033 (f)	45	46
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,126	3,028
Series 2013-101, Class E, 3.00%, 10/25/2033	2,832	2,743
Series 2013-108, Class GU, 3.00%, 10/25/2033	3,692	3,575
Series 2003-116, Class SB, IF, IO, 5.16%, 11/25/2033 (f)	271	29
Series 2006-44, Class P, PO, 12/25/2033	505	430
Series 2003-130, Class SX, IF, 7.85%, 1/25/2034 (f)	5	5
Series 2004-25, Class SA, IF, 12.80%, 4/25/2034 (f)	117	129
Series 2004-46, Class SK, IF, 9.78%, 5/25/2034 (f)	217	222
Series 2004-36, Class SA, IF, 12.80%, 5/25/2034 (f)	261	292
Series 2004-46, Class QB, IF, 14.23%, 5/25/2034 (f)	100	110
Series 2004-51, Class SY, IF, 9.35%, 7/25/2034 (f)	50	49
Series 2005-74, Class CS, IF, 13.30%, 5/25/2035 (f)	63	63
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-56, Class S, IF, IO, 4.27%, 7/25/2035 (f)	232	25
Series 2005-66, Class SG, IF, 11.27%, 7/25/2035 (f)	84	95
Series 2005-68, Class PG, 5.50%, 8/25/2035	231	240
Series 2005-84, Class XM, 5.75%, 10/25/2035	626	647
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,894	1,994
Series 2006-46, Class UC, 5.50%, 12/25/2035	121	123
Series 2005-109, Class PC, 6.00%, 12/25/2035	198	205
Series 2006-39, Class WC, 5.50%, 1/25/2036	95	96
Series 2006-16, Class OA, PO, 3/25/2036	86	74
Series 2006-22, Class AO, PO, 4/25/2036	143	122
Series 2006-23, Class KO, PO, 4/25/2036	25	22
Series 2006-44, Class GO, PO, 6/25/2036	200	172
Series 2006-53, Class US, IF, IO, 4.14%, 6/25/2036 (f)	292	33
Series 2006-56, PO, 7/25/2036	158	133
Series 2006-58, PO, 7/25/2036	88	75
Series 2006-58, Class AP, PO, 7/25/2036	173	146
Series 2006-65, Class QO, PO, 7/25/2036	134	116
Series 2006-56, Class FC, 2.73%, 7/25/2036 (f)	286	285
Series 2006-58, Class FL, 2.90%, 7/25/2036 (f)	22	22
Series 2006-60, Class DZ, 6.50%, 7/25/2036	3,380	3,568
Series 2006-72, Class TO, PO, 8/25/2036	24	20
Series 2006-79, Class DO, PO, 8/25/2036	108	96
Series 2007-7, Class SG, IF, IO, 4.06%, 8/25/2036 (f)	785	110
Series 2006-77, Class PC, 6.50%, 8/25/2036	323	341
Series 2006-90, Class AO, PO, 9/25/2036	73	64
Series 2008-42, Class AO, PO, 9/25/2036	41	35
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	544	116
Series 2006-109, PO, 11/25/2036	44	36
Series 2006-110, PO, 11/25/2036	235	199
Series 2006-111, Class EO, PO, 11/25/2036	31	26
Series 2006-124, Class HB, 2.00%, 11/25/2036 (f)	428	446
Series 2006-119, PO, 12/25/2036	36	32
Series 2006-118, Class A2, 2.32%, 12/25/2036 (f)	128	127
Series 2009-70, Class CO, PO, 1/25/2037	217	186
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-128, Class BP, 5.50%, 1/25/2037	53	54
Series 2007-77, Class FG, 2.94%, 3/25/2037 (f)	37	37
Series 2007-16, Class FC, 3.19%, 3/25/2037 (f)	46	47
Series 2007-14, Class ES, IF, IO, 4.00%, 3/25/2037 (f)	358	38
Series 2007-42, Class AO, PO, 5/25/2037	13	11
Series 2007-48, PO, 5/25/2037	59	54
Series 2007-60, Class AX, IF, IO, 4.71%, 7/25/2037 (f)	1,074	168
Series 2007-81, Class GE, 6.00%, 8/25/2037	112	117
Series 2007-88, Class VI, IF, IO, 4.10%, 9/25/2037 (f)	733	90
Series 2007-91, Class ES, IF, IO, 4.02%, 10/25/2037 (f)	530	59
Series 2007-116, Class HI, IO, 0.00%, 1/25/2038 (f)	300	10
Series 2008-1, Class BI, IF, IO, 3.47%, 2/25/2038 (f)	172	17
Series 2008-16, Class IS, IF, IO, 3.76%, 3/25/2038 (f)	68	6
Series 2008-10, Class XI, IF, IO, 3.79%, 3/25/2038 (f)	151	15
Series 2008-27, Class SN, IF, IO, 4.46%, 4/25/2038 (f)	75	10
Series 2008-44, PO, 5/25/2038	6	5
Series 2008-53, Class CI, IF, IO, 4.76%, 7/25/2038 (f)	113	11
Series 2008-80, Class SA, IF, IO, 3.41%, 9/25/2038 (f)	243	23
Series 2008-81, Class SB, IF, IO, 3.41%, 9/25/2038 (f)	302	24
Series 2009-6, Class GS, IF, IO, 4.11%, 2/25/2039 (f)	227	29
Series 2009-62, Class HJ, 6.00%, 5/25/2039	23	23
Series 2009-60, Class HT, 6.00%, 8/25/2039	222	235
Series 2009-103, Class MB, 2.86%, 12/25/2039 (f)	105	108
Series 2009-99, Class SC, IF, IO, 3.74%, 12/25/2039 (f)	61	5
Series 2010-49, Class SC, IF, 7.77%, 3/25/2040 (f)	172	177
Series 2010-64, Class DM, 5.00%, 6/25/2040	93	96
Series 2010-71, Class HJ, 5.50%, 7/25/2040	140	148
Series 2010-147, Class SA, IF, IO, 4.09%, 1/25/2041 (f)	710	98
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-30, Class LS, IO, 0.40%, 4/25/2041 (f)	257	12
Series 2011-75, Class FA, 2.99%, 8/25/2041 (f)	74	74
Series 2011-118, Class MT, 7.00%, 11/25/2041	204	224
Series 2011-130, Class CA, 6.00%, 12/25/2041	455	484
Series 2013-81, Class TA, 3.00%, 2/25/2043	1,019	1,000
Series 2013-92, PO, 9/25/2043	558	456
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,581
Series 2013-101, Class DO, PO, 10/25/2043	999	806
Series 2013-128, PO, 12/25/2043	1,031	831
Series 2011-2, Class WA, 5.88%, 2/25/2051 (f)	133	139
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 25.63%, 7/25/2037 (f)	6	8
Series 2003-W4, Class 2A, 5.06%, 10/25/2042 (f)	35	37
Series 2003-W1, Class 1A1, 4.87%, 12/25/2042 (f)	308	304
Series 2003-W1, Class 2A, 5.33%, 12/25/2042 (f)	130	129
Series 2009-W1, Class A, 6.00%, 12/25/2049	302	314
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 2.68%, 6/27/2036 (f)	216	213
Series 2007-54, Class FA, 2.84%, 6/25/2037 (f)	123	123
Series 2007-106, Class A7, 6.25%, 10/25/2037 (f)	69	74
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	—
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 329, Class 1, PO, 1/25/2033	23	20
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	35	5
Series 351, Class 7, IO, 5.00%, 4/25/2034 (f)	113	15
Series 355, Class 11, IO, 6.00%, 7/25/2034	95	15
Series 365, Class 8, IO, 5.50%, 5/25/2036	141	30
Series 374, Class 5, IO, 5.50%, 8/25/2036	79	15
Series 393, Class 6, IO, 5.50%, 4/25/2037	24	3
Series 383, Class 32, IO, 6.00%, 1/25/2038	35	10
Series 383, Class 33, IO, 6.00%, 1/25/2038	91	19
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035 (f)	400	376
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	146	146
Series 2001-35, Class SA, IF, IO, 5.86%, 8/16/2031 (f)	52	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	247	246
Series 2003-58, Class BE, 6.50%, 1/20/2033	325	328
Series 2003-12, Class SP, IF, IO, 5.33%, 2/20/2033 (f)	79	3
Series 2003-24, PO, 3/16/2033	13	13
Series 2003-40, Class TJ, 6.50%, 3/20/2033	386	390
Series 2003-46, Class TC, 6.50%, 3/20/2033	182	185
Series 2003-46, Class MG, 6.50%, 5/20/2033	255	263
Series 2003-52, Class AP, PO, 6/16/2033	76	69
Series 2003-90, PO, 10/20/2033	21	20
Series 2003-112, Class SA, IF, IO, 4.16%, 12/16/2033 (f)	263	10
Series 2004-28, Class S, IF, 13.10%, 4/16/2034 (f)	111	123
Series 2004-90, Class SI, IF, IO, 3.73%, 10/20/2034 (f)	357	25
Series 2005-68, Class DP, IF, 10.68%, 6/17/2035 (f)	36	36
Series 2010-14, Class CO, PO, 8/20/2035	119	103
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (f)	543	76
Series 2005-68, Class KI, IF, IO, 3.93%, 9/20/2035 (f)	776	84
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	116	15
Series 2006-16, Class OP, PO, 3/20/2036	52	46
Series 2006-38, Class SW, IF, IO, 4.13%, 6/20/2036 (f)	25	—
Series 2006-38, Class ZK, 6.50%, 8/20/2036	636	658
Series 2006-59, Class SD, IF, IO, 4.33%, 10/20/2036 (f)	180	14
Series 2006-65, Class SA, IF, IO, 4.43%, 11/20/2036 (f)	283	11
Series 2011-22, Class WA, 5.89%, 2/20/2037 (f)	269	282
Series 2007-57, PO, 3/20/2037	50	48
Series 2007-17, Class JO, PO, 4/16/2037	51	43
Series 2007-17, Class JI, IF, IO, 4.42%, 4/16/2037 (f)	476	49
Series 2007-19, Class SD, IF, IO, 3.83%, 4/20/2037 (f)	259	9
Series 2007-28, Class BO, PO, 5/20/2037	53	46
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	33

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-26, Class SC, IF, IO, 3.83%, 5/20/2037 (f)	207	8
Series 2007-27, Class SA, IF, IO, 3.83%, 5/20/2037 (f)	226	15
Series 2007-36, Class SE, IF, IO, 4.08%, 6/16/2037 (f)	126	6
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,030	2,133
Series 2007-40, Class SB, IF, IO, 4.38%, 7/20/2037 (f)	465	36
Series 2007-42, Class SB, IF, IO, 4.38%, 7/20/2037 (f)	273	17
Series 2007-53, Class SW, IF, 13.10%, 9/20/2037 (f)	22	25
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	19	—
Series 2009-79, Class OK, PO, 11/16/2037	78	69
Series 2007-73, Class MI, IF, IO, 3.63%, 11/20/2037 (f)	150	6
Series 2007-76, Class SA, IF, IO, 4.16%, 11/20/2037 (f)	296	21
Series 2007-72, Class US, IF, IO, 4.18%, 11/20/2037 (f)	144	6
Series 2007-79, Class SY, IF, IO, 4.18%, 12/20/2037 (f)	135	4
Series 2008-2, Class NS, IF, IO, 4.15%, 1/16/2038 (f)	269	15
Series 2008-2, Class MS, IF, IO, 4.77%, 1/16/2038 (f)	81	3
Series 2008-10, Class S, IF, IO, 3.46%, 2/20/2038 (f)	164	8
Series 2008-36, Class SH, IF, IO, 3.93%, 4/20/2038 (f)	222	—
Series 2008-40, Class SA, IF, IO, 4.01%, 5/16/2038 (f)	1,401	108
Series 2008-55, Class SA, IF, IO, 3.83%, 6/20/2038 (f)	124	7
Series 2008-71, Class SC, IF, IO, 3.63%, 8/20/2038 (f)	56	3
Series 2009-25, Class SE, IF, IO, 5.23%, 9/20/2038 (f)	104	7
Series 2008-93, Class AS, IF, IO, 3.33%, 12/20/2038 (f)	160	11
Series 2009-6, Class SA, IF, IO, 3.71%, 2/16/2039 (f)	147	1
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	330	33
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	147	22
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	144	25
Series 2009-22, Class SA, IF, IO, 3.90%, 4/20/2039 (f)	308	21
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	74	9
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	77	12
Series 2009-43, Class SA, IF, IO, 3.58%, 6/20/2039 (f)	140	6
Series 2009-72, Class SM, IF, IO, 3.86%, 8/16/2039 (f)	318	26
Series 2010-31, Class NO, PO, 3/20/2040	501	426
Series 2013-75, Class WA, 5.13%, 6/20/2040 (f)	720	743
Series 2010-130, Class CP, 7.00%, 10/16/2040	90	98
Series 2010-157, Class OP, PO, 12/20/2040	536	456
Series 2011-75, Class SM, IF, IO, 4.23%, 5/20/2041 (f)	461	38
Series 2014-188, Class W, 4.55%, 10/20/2041 (f)	303	306
Series 2012-141, Class WC, 3.71%, 1/20/2042 (f)	176	174
Series 2013-54, Class WA, 4.87%, 11/20/2042 (f)	1,111	1,140
Series 2013-91, Class WA, 4.46%, 4/20/2043 (f)	579	578
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,312
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,392	1,380
Series 2012-H24, Class FG, 2.23%, 4/20/2060 (f)	9	8
Series 2013-H03, Class FA, 2.10%, 8/20/2060 (f)	1	1
Series 2012-H21, Class CF, 2.50%, 5/20/2061 (f)	9	9
Series 2013-H05, Class FB, 2.20%, 2/20/2062 (f)	9	9
Series 2012-H15, Class FA, 2.25%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 2.35%, 7/20/2062 (f)	3	3
Series 2012-H28, Class FA, 2.38%, 9/20/2062 (f)	3	3
Series 2012-H29, Class FA, 2.31%, 10/20/2062 (f)	402	400
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H31, Class FD, 2.14%, 12/20/2062 (f)	685	679
Series 2013-H01, Class FA, 1.65%, 1/20/2063	4	4
Series 2013-H04, Class BA, 1.65%, 2/20/2063	6	5
Series 2013-H08, Class FC, 2.25%, 2/20/2063 (f)	535	531
Series 2013-H07, Class HA, 2.21%, 3/20/2063 (f)	536	532
Series 2013-H09, Class HA, 1.65%, 4/20/2063	11	10
Series 2013-H18, Class JA, 2.40%, 8/20/2063 (f)	992	988
Series 2014-H01, Class FD, 2.45%, 1/20/2064 (f)	725	723
Series 2014-H09, Class TA, 2.40%, 4/20/2064 (f)	744	741
Series 2015-H15, Class FD, 2.24%, 6/20/2065 (f)	1,145	1,134
Series 2015-H15, Class FJ, 2.24%, 6/20/2065 (f)	2,552	2,529
Series 2015-H16, Class FG, 2.24%, 7/20/2065 (f)	1,668	1,652
Series 2015-H23, Class FB, 2.32%, 9/20/2065 (f)	1,581	1,569
Series 2015-H32, Class FH, 2.46%, 12/20/2065 (f)	1,303	1,298
Series 2017-H08, Class XI, IO, 1.89%, 3/20/2067 (f)	5,295	346
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (f)	315	292
Series 2005-RP3, Class 1AS, IO, 1.87%, 9/25/2035 (b) (f)	417	12
Series 2005-RP3, Class 1AF, 2.79%, 9/25/2035 (b) (f)	551	474
Series 2006-RP2, Class 1AS2, IF, IO, 3.82%, 4/25/2036 ‡ (b) (f)	1,645	129
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	95	92
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	53	53
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	126	121
Series 2005-4F, Class AP, PO, 5/25/2035 ‡	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	330	319
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	721	408
Impac CMB Trust
Series 2004-7, Class 1A1, 3.18%, 11/25/2034 (f)	353	349
Series 2005-4, Class 2A1, 3.04%, 5/25/2035 (f)	95	86
Impac Secured Assets Trust Series 2006-1, Class 2A1, 3.14%, 5/25/2036 (f)	51	47
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.68%, 11/25/2033 (f)	144	141
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (f)	131	133
Series 2006-A3, Class 6A1, 3.75%, 8/25/2034 (f)	31	31
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.92%, 4/25/2036 (f)	211	150
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	430	161
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (f)	2,075	2,001
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.86%, 4/21/2034 (f)	83	80
Series 2004-4, Class 2A1, 1.93%, 5/25/2034 (f)	29	27
Series 2004-13, Class 3A7, 3.70%, 11/21/2034 (f)	183	175
Series 2004-15, Class 3A1, 2.44%, 12/25/2034 (f)	47	44
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2	2
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	62	61
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	95	89
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	189	181
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	110	106
Series 2004-6, Class 30, PO, 7/25/2034 ‡	96	73
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	188	177
Series 2004-7, Class 30, PO, 8/25/2034 ‡	59	45
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	35

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-12, Class 30, PO, 12/25/2033 ‡	7	5
Series 2004-1, Class 30, PO, 2/25/2034 ‡	8	5
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.79%, 5/25/2035 (b) (f)	1,209	659
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	56	45
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 3.06%, 10/25/2028 (f)	41	39
Series 2003-F, Class A1, 3.08%, 10/25/2028 (f)	330	314
Series 2004-A, Class A1, 2.90%, 4/25/2029 (f)	65	60
Series 2004-1, Class 2A1, 2.71%, 12/25/2034 (f)	109	105
MRA Issuance Trust
Series 2021-EBO2, Class A, 4.26%, 4/1/2022 (b) (f)	6,217	6,065
Series 2021-EBO7, Class A1X, 2.86%, 2/15/2023 (b) (f)	5,627	5,455
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	165	146
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	9	9
Series 2003-A1, Class A2, 6.00%, 5/25/2033	33	32
PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (f)	3,122	2,985
RALI Trust
Series 2002-QS16, Class A3, IF, 11.51%, 10/25/2017 (f)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	—
Series 2003-QS12, Class A2A, IF, IO, 5.16%, 6/25/2018 ‡ (f)	—	—
Series 2004-QA6, Class NB2, 3.25%, 12/26/2034 (f)	299	277
RFMSI Trust Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	—
SART Series 2017-1, 4.75%, 7/15/2024	844	830
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,739	2,619
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,580
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,532	3,320
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 3.03%, 10/19/2034 (f)	154	146
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 3.08%, 9/25/2043 (f)	78	76
Series 2004-4, Class 3A, 2.03%, 12/25/2044 (f)	179	171
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (d)	451	450
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	5,691	5,085
Two Harbors Series 2019-VF1, Class A, IO, 4.00%, 2/8/2023 (f)	6,600	6,600
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.79%, 2/15/2024 (f)	27	27
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	38	39
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	114	119
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	81	84
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	168	176
Series 1998-1, Class 2E, 7.00%, 3/15/2028	213	219
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	454	463
Series 2003-2, Class Z, 5.00%, 5/15/2033 ‡	1,917	1,943
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (b) (f)	4,000	3,985
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	335	319
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.15%, 8/25/2033 (f)	26	26
Series 2003-AR9, Class 1A6, 3.19%, 9/25/2033 (f)	427	407
Series 2003-AR9, Class 2A, 4.02%, 9/25/2033 (f)	33	31
Series 2003-S9, Class P, PO, 10/25/2033 ‡	10	8
Series 2003-S9, Class A8, 5.25%, 10/25/2033	182	178
Series 2004-AR3, Class A1, 3.10%, 6/25/2034 (f)	30	28
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (f)	25	23
Series 2006-AR10, Class 2P, 3.44%, 9/25/2036 ‡ (f)	43	41
Series 2006-AR12, Class 2P, 2.67%, 10/25/2036 ‡ (f)	43	38
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 2.56%, 4/25/2035 ‡ (f)	391	24
Series 2005-2, Class 1A4, IF, IO, 2.61%, 4/25/2035 ‡ (f)	2,111	118
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	657	107
Series 2005-4, Class CB7, 5.50%, 6/25/2035	672	625
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	584	92
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	114	99
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	729	637
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	104	89
Total Collateralized Mortgage Obligations (Cost $175,912)		173,779
Commercial Mortgage-Backed Securities — 4.1%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	560	559
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b) (f)	1,300	1,069
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,201
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 ‡ (b) (f)	7	—
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,462
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (f)	1,060	1,042
FHLMC Multi-Family WI Certificates Series K150, Class A2, 3.71%, 11/25/2032	4,145	4,091
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 3.98%, 7/25/2041 (b) (f)	6,142	5,768
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KS01, Class A2, 2.52%, 1/25/2023	340	339
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,487
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,407
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,291
Series K070, Class A2, 3.30%, 11/25/2027 (f)	1,748	1,709
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,558
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,896
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	581	576
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (f)	909	864
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	7,439	7,224
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	3,579	3,467
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (f)	2,346	2,285
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (f)	3,335	3,274
Series 2017-M5, Class A2, 3.20%, 4/25/2029 (f)	2,772	2,666
Series 2020-M50, Class A1, 0.67%, 10/25/2030	2,190	1,994
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,175
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (f)	20,771	1,852
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (f)	5,230	4,507
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	413	393
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033 (f)	3,520	391
FREMF Mortgage Trust
Series 2014-K39, Class C, 4.28%, 8/25/2047 (b) (f)	4,650	4,553
Series 2020-K737, Class B, 3.42%, 1/25/2053 (b) (f)	550	516
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	941
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,933
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	2,420
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	2,600	2,600
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	654
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,334
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	71	71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	37

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	850
Series 2012-C2, Class XA, IO, 0.81%, 5/10/2063 ‡ (b) (f)	1,276	—
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.37%, 3/15/2045 ‡ (b) (f)	400	389
Total Commercial Mortgage-Backed Securities (Cost $87,805)		83,808
U.S. Government Agency Securities — 0.7%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	8,149
4.63%, 9/15/2060	304	329
Tennessee Valley Authority STRIPS
DN, 3.94%, 11/1/2025 (a)	5,000	4,433
DN, 5.34%, 6/15/2035 (a)	800	484
Total U.S. Government Agency Securities (Cost $13,956)		13,395
Municipal Bonds — 0.5% (g)
California — 0.1%
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	420	480
State of California, Build America Bonds 7.30%, 10/1/2039	350	445
Total California		925
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	396
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	2,036
Series 165, Rev., 5.65%, 11/1/2040	440	491
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,991
Total New York		4,914
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, 7.50%, 2/15/2050	1,315	1,687
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	299
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	1,458
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	195
Total Ohio		3,639
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Company Series 2022, Rev., 4.71%, 5/1/2052	575	570
Total Municipal Bonds (Cost $9,688)		10,048
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	622	532
3.45%, 2/2/2061 (b)	550	419
Province of Quebec 7.36%, 3/6/2026 (d)	377	416
Republic of Chile 2.55%, 1/27/2032	497	413
Republic of Panama 4.50%, 4/16/2050	325	256
Republic of Peru 5.63%, 11/18/2050	88	91
Republic of South Africa 5.88%, 9/16/2025	640	648
United Mexican States
4.13%, 1/21/2026	316	315
3.75%, 1/11/2028	1,216	1,169
2.66%, 5/24/2031	1,075	889
3.50%, 2/12/2034	1,252	1,043
4.60%, 1/23/2046	2,113	1,728
3.77%, 5/24/2061	772	515
Total Foreign Government Securities (Cost $10,013)		8,434
Loan Assignments — 0.1% (c) (h)
Diversified Financial Services — 0.1%
OneSky, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031(Cost $3,538)	3,500	3,047
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.4%
Investment Companies — 5.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (i) (j) (Cost $111,430)	111,413	111,458
Total Investments — 103.7% (Cost $2,303,510)		2,127,661
Liabilities in Excess of Other Assets — (3.7)%		(76,361)
NET ASSETS — 100.0%		2,051,300

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2022.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	39

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 33.3%
U.S. Treasury Bonds 6.13%, 8/15/2029	500	588
U.S. Treasury Notes
0.13%, 6/30/2023	1,600	1,557
1.50%, 2/15/2025	500	477
1.13%, 2/28/2025	1,500	1,416
0.25%, 7/31/2025	1,600	1,457
2.25%, 11/15/2025	500	481
0.75%, 5/31/2026	3,000	2,716
1.13%, 10/31/2026	3,000	2,733
0.38%, 9/30/2027	580	500
0.50%, 10/31/2027	2,500	2,164
1.25%, 3/31/2028	1,000	893
1.25%, 9/30/2028	3,000	2,653
3.13%, 11/15/2028	1,600	1,580
0.63%, 5/15/2030	1,600	1,319
0.63%, 8/15/2030	1,600	1,313
0.88%, 11/15/2030	80	67
U.S. Treasury STRIPS Bonds
3.09%, 11/15/2022 (a)	700	696
2.31%, 8/15/2023 (a)	1,890	1,832
2.71%, 2/15/2024 (a)	1,206	1,149
2.35%, 5/15/2024 (a)	200	189
3.15%, 5/15/2025 (a)	200	182
2.50%, 5/15/2026 (a)	200	176
3.82%, 8/15/2026 (a)	47	41
3.98%, 11/15/2026 (a)	300	260
3.13%, 2/15/2027 (a)	100	86
4.31%, 8/15/2027 (a)	100	85
4.35%, 11/15/2027 (a)	140	117
3.30%, 2/15/2028 (a)	53	44
2.66%, 5/15/2028 (a)	10	8
3.53%, 8/15/2028 (a)	200	164
Total U.S. Treasury Obligations (Cost $28,535)		26,943
Corporate Bonds — 25.6%
Aerospace & Defense — 1.1%
Boeing Co. (The)
1.43%, 2/4/2024	70	67
4.88%, 5/1/2025	54	54
2.20%, 2/4/2026	86	79
3.10%, 5/1/2026	250	236
L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	68
Leidos, Inc. 2.30%, 2/15/2031	100	78
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
Northrop Grumman Corp. 2.93%, 1/15/2025	150	146
Raytheon Technologies Corp. 4.13%, 11/16/2028	100	98
Textron, Inc. 3.00%, 6/1/2030	100	87
		913
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	14	11
Automobiles — 0.7%
General Motors Co. 6.13%, 10/1/2025	50	51
Hyundai Capital America 2.85%, 11/1/2022 (b)	200	200
Mercedes-Benz Finance North America LLC (Germany) 2.13%, 3/10/2025 (b)	150	142
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (b)	200	185
		578
Banks — 3.5%
Bank of America Corp.
3.30%, 1/11/2023	90	90
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	42	42
(SOFR + 0.67%), 1.84%, 2/4/2025 (c)	154	148
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	60	55
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	250	232
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	250	207
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	148
Citigroup, Inc.
4.40%, 6/10/2025	115	114
4.45%, 9/29/2027	50	49
(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	350	295
Citizens Financial Group, Inc. 2.64%, 9/30/2032	50	40
Fifth Third Bancorp 2.38%, 1/28/2025	64	61
HSBC Holdings plc (United Kingdom)
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	200	186
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200	174
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	238
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	213
Societe Generale SA (France) 4.25%, 4/14/2025 (b)	200	196
US Bancorp Series X, 3.15%, 4/27/2027	68	66
Wells Fargo & Co.
3.00%, 2/19/2025	99	96
4.10%, 6/3/2026	21	21
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.30%, 7/22/2027	30	30
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	170	160
		2,861
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	165	168
Constellation Brands, Inc. 2.88%, 5/1/2030	11	10
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	18	18
PepsiCo, Inc. 1.63%, 5/1/2030	33	28
		224
Biotechnology — 0.4%
AbbVie, Inc. 4.25%, 11/14/2028	100	98
Amgen, Inc.
1.65%, 8/15/2028	43	37
3.35%, 2/22/2032	35	31
Biogen, Inc. 2.25%, 5/1/2030	40	33
Gilead Sciences, Inc.
3.50%, 2/1/2025	25	25
3.65%, 3/1/2026	57	56
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	22
		302
Capital Markets — 1.8%
Blackstone Secured Lending Fund 3.65%, 7/14/2023	55	54
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	46
Charles Schwab Corp. (The) 3.23%, 9/1/2022	40	40
Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032 (c)	150	116
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	150	132
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	80	73
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	149	141
Invesco Finance plc 3.75%, 1/15/2026	125	122
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	100	99
Morgan Stanley
(SOFR + 0.47%), 0.56%, 11/10/2023 (c)	83	82
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	127	113
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	150	142
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	90	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	17	16
S&P Global, Inc. 2.90%, 3/1/2032 (b)	44	39
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	200	160
		1,446
Chemicals — 0.3%
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (b)	40	34
LYB International Finance III LLC 2.25%, 10/1/2030	75	62
Mosaic Co. (The) 3.25%, 11/15/2022	21	21
PPG Industries, Inc. 1.20%, 3/15/2026	37	33
RPM International, Inc. 2.95%, 1/15/2032	17	14
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	108
		272
Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	191
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	21	18
2.35%, 1/15/2032	69	54
		72
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	74
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland) 4.13%, 7/3/2023	200	199
American Express Co. 2.55%, 3/4/2027	38	35
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	120	115
4.25%, 4/15/2026 (b)	90	83
2.53%, 11/18/2027 (b)	334	273
Capital One Financial Corp. (SOFR + 1.37%), 4.17%, 5/9/2025 (c)	42	42
General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	155
		902
Containers & Packaging — 0.3%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	41	37
Packaging Corp. of America 3.00%, 12/15/2029	100	89
WRKCo, Inc. 3.00%, 9/15/2024	80	78
		204
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	41

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Financial Services — 0.5%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	10	9
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	200
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	200	200
		409
Diversified Telecommunication Services — 0.0% ^
Verizon Communications, Inc. 2.10%, 3/22/2028	25	22
Electric Utilities — 2.2%
American Electric Power Co., Inc. 2.30%, 3/1/2030	100	84
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	189
Duke Energy Corp. 3.75%, 4/15/2024	150	149
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	51	42
2.78%, 1/7/2032 (b)	14	11
Edison International 4.13%, 3/15/2028	50	47
Entergy Mississippi LLC 2.85%, 6/1/2028	186	169
Evergy Metro, Inc. 3.15%, 3/15/2023	47	47
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	200	184
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	39	34
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	86
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	28	27
1.96%, 6/27/2030 (b)	29	24
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	37	32
OGE Energy Corp. 0.70%, 5/26/2023	18	18
Pacific Gas and Electric Co.
3.25%, 2/16/2024	100	98
4.55%, 7/1/2030	75	67
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	132	122
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	83	80
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	19
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	167	143
Virginia Electric and Power Co. 3.45%, 2/15/2024	21	21
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	100	99
		1,792
Electrical Equipment — 0.2%
Eaton Corp. 3.10%, 9/15/2027	140	133
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	16
3.88%, 1/12/2028	100	94
		110
Energy Equipment & Services — 0.1%
Schlumberger Investment SA 2.65%, 6/26/2030	94	83
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	22	21
Walt Disney Co. (The) 7.70%, 10/30/2025	50	55
		76
Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	30	24
American Tower Corp.
5.00%, 2/15/2024	38	38
1.45%, 9/15/2026	72	63
1.50%, 1/31/2028	68	57
AvalonBay Communities, Inc.
3.35%, 5/15/2027	28	27
2.45%, 1/15/2031	100	87
Boston Properties LP 3.20%, 1/15/2025	152	148
Brixmor Operating Partnership LP
3.85%, 2/1/2025	50	49
2.25%, 4/1/2028	10	8
Corporate Office Properties LP 2.00%, 1/15/2029	26	21
Crown Castle, Inc. 2.25%, 1/15/2031	72	58
Equinix, Inc. 2.00%, 5/15/2028	37	32
Essex Portfolio LP 1.65%, 1/15/2031	53	41
Extra Space Storage LP 2.35%, 3/15/2032	100	78
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	52	49
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	68	59
2.00%, 3/15/2031	29	23
Healthpeak Properties, Inc.
3.40%, 2/1/2025	3	3
2.13%, 12/1/2028	28	24
Kilroy Realty LP 2.65%, 11/15/2033	70	53
Life Storage LP 2.20%, 10/15/2030	25	20
Mid-America Apartments LP 1.70%, 2/15/2031	36	29
Office Properties Income Trust
2.65%, 6/15/2026	17	14
2.40%, 2/1/2027	70	53
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
3.45%, 10/15/2031	29	19
Physicians Realty LP 2.63%, 11/1/2031	37	30
Public Storage 2.25%, 11/9/2031	36	30
Realty Income Corp. 3.65%, 1/15/2028	150	144
Sabra Health Care LP 3.20%, 12/1/2031	52	41
Safehold Operating Partnership LP 2.80%, 6/15/2031	88	71
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	150	145
SITE Centers Corp. 3.63%, 2/1/2025	12	12
UDR, Inc. 2.10%, 8/1/2032	48	37
Ventas Realty LP
3.75%, 5/1/2024	44	43
3.50%, 2/1/2025	27	26
4.13%, 1/15/2026	17	17
3.25%, 10/15/2026	45	42
Welltower, Inc. 4.50%, 1/15/2024	100	100
WP Carey, Inc.
2.40%, 2/1/2031	12	10
2.25%, 4/1/2033	100	76
		1,901
Food & Staples Retailing — 0.2%
7-Eleven, Inc. 1.30%, 2/10/2028 (b)	80	67
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	50	47
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	38	38
		152
Food Products — 0.6%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	50
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	46
Campbell Soup Co.
3.95%, 3/15/2025	50	50
2.38%, 4/24/2030	74	62
Cargill, Inc. 1.70%, 2/2/2031 (b)	75	61
Kellogg Co. 3.40%, 11/15/2027	95	90
Smithfield Foods, Inc.
5.20%, 4/1/2029 (b)	7	7
3.00%, 10/15/2030 (b)	18	15
Tyson Foods, Inc. 3.95%, 8/15/2024	73	73
		454
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	42	38
ONE Gas, Inc. 2.00%, 5/15/2030	26	21
		59
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 1.96%, 2/11/2031	50	41
Health Care Providers & Services — 0.5%
Cigna Corp. 3.50%, 6/15/2024	72	71
CommonSpirit Health 2.78%, 10/1/2030	50	42
HCA, Inc. 4.13%, 6/15/2029	150	138
Humana, Inc. 3.95%, 3/15/2027	50	49
UnitedHealth Group, Inc. 2.30%, 5/15/2031	73	62
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	40	32
		394
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	100	86
McDonald's Corp. 2.13%, 3/1/2030	58	50
		136
Household Durables — 0.2%
Lennar Corp. 5.25%, 6/1/2026	140	141
Insurance — 1.1%
Aon Global Ltd. 3.88%, 12/15/2025	143	141
Assurant, Inc. 4.20%, 9/27/2023	68	68
Athene Global Funding
1.45%, 1/8/2026 (b)	68	60
1.73%, 10/2/2026 (b)	82	71
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	38	36
CNA Financial Corp.
3.95%, 5/15/2024	52	52
4.50%, 3/1/2026	38	38
Corebridge Financial, Inc. 3.65%, 4/5/2027 (b)	80	75
F&G Global Funding 2.30%, 4/11/2027 (b)	50	45
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	142
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150	164
		892
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 3.60%, 4/13/2032	100	96
eBay, Inc. 2.60%, 5/10/2031	100	83
		179
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	43

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.1%
Global Payments, Inc.
2.15%, 1/15/2027	45	40
3.20%, 8/15/2029	50	44
		84
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	75	69
Machinery — 0.0% ^
Otis Worldwide Corp. 2.57%, 2/15/2030	44	38
Media — 0.7%
Charter Communications Operating LLC
4.91%, 7/23/2025	160	159
2.30%, 2/1/2032	50	38
Comcast Corp.
3.38%, 2/15/2025	77	76
3.38%, 8/15/2025	80	79
3.15%, 3/1/2026	16	16
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	67	53
Fox Corp. 4.71%, 1/25/2029	35	35
Paramount Global 4.00%, 1/15/2026	100	98
		554
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	60	49
Steel Dynamics, Inc. 1.65%, 10/15/2027	33	28
		77
Multiline Retail — 0.1%
Dollar General Corp. 4.13%, 5/1/2028	109	107
Multi-Utilities — 0.4%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	29	26
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	151
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	16	13
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	97
Puget Energy, Inc. 2.38%, 6/15/2028	17	15
WEC Energy Group, Inc. 3.55%, 6/15/2025	20	19
		321
Oil, Gas & Consumable Fuels — 1.7%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	100	96
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
BP Capital Markets America, Inc. 2.72%, 1/12/2032	150	131
Cameron LNG LLC 2.90%, 7/15/2031 (b)	84	74
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	50	51
Chevron USA, Inc. 3.85%, 1/15/2028	100	99
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	60	57
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	54
Energy Transfer LP
3.60%, 2/1/2023	28	28
4.90%, 2/1/2024	61	61
4.05%, 3/15/2025	50	49
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	114	94
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	40	37
3.45%, 10/15/2027 (b)	50	46
HF Sinclair Corp.
2.63%, 10/1/2023 (b)	12	12
5.88%, 4/1/2026 (b)	40	40
Marathon Petroleum Corp. 4.70%, 5/1/2025	105	106
MPLX LP
3.38%, 3/15/2023	32	32
4.25%, 12/1/2027	27	26
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	22	18
ONEOK Partners LP 5.00%, 9/15/2023	28	28
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	40	41
Phillips 66 1.30%, 2/15/2026	28	25
Pioneer Natural Resources Co.
1.13%, 1/15/2026	50	45
1.90%, 8/15/2030	72	59
Plains All American Pipeline LP 4.65%, 10/15/2025	30	30
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	19
Targa Resources Partners LP 4.00%, 1/15/2032	14	12
Williams Cos., Inc. (The) 2.60%, 3/15/2031	50	42
		1,412
Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	63
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	22	21
1.45%, 11/13/2030	100	82
Mylan, Inc. 4.55%, 4/15/2028	75	71
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	167
Zoetis, Inc. 2.00%, 5/15/2030	80	67
		471
Road & Rail — 0.6%
CSX Corp. 3.25%, 6/1/2027	162	156
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	59
Norfolk Southern Corp. 2.55%, 11/1/2029	150	133
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	110	97
3.25%, 3/15/2032	51	40
		485
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc. 3.19%, 11/15/2036 (b)	57	42
Marvell Technology, Inc. 2.95%, 4/15/2031	52	43
Microchip Technology, Inc.
0.97%, 2/15/2024	72	68
0.98%, 9/1/2024	22	21
NXP BV (China) 2.50%, 5/11/2031	100	80
QUALCOMM, Inc. 4.25%, 5/20/2032	32	32
Xilinx, Inc. 2.38%, 6/1/2030	50	44
		330
Software — 0.6%
Intuit, Inc. 1.65%, 7/15/2030	125	103
Oracle Corp. 2.88%, 3/25/2031	168	139
Roper Technologies, Inc.
3.80%, 12/15/2026	15	15
1.40%, 9/15/2027	174	149
VMware, Inc.
1.40%, 8/15/2026	25	22
1.80%, 8/15/2028	15	12
Workday, Inc. 3.50%, 4/1/2027	30	29
		469
Specialty Retail — 0.2%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	50	43
AutoZone, Inc. 1.65%, 1/15/2031	83	65
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	62	60
		168
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 5.30%, 10/1/2029	100	99
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	84	64
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	195
		259
Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.00%, 9/15/2023	250	246
3.63%, 12/1/2027	100	91
Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	100	99
		436
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (b)	100	91
T-Mobile USA, Inc.
3.88%, 4/15/2030	150	139
2.25%, 11/15/2031	100	80
		310
Total Corporate Bonds (Cost $22,694)		20,713
Collateralized Mortgage Obligations — 13.9%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	402	403
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	56	46
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034 ‡	6	5
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 2.72%, 6/20/2034 (d)	5	5
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	12	12
Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (d)	64	57
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	—
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (d)	4	4
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	2	2
FHLMC - GNMA Series 24, Class ZE, 6.25%, 11/25/2023	2	2
FHLMC, REMIC
Series 2512, Class PG, 5.50%, 10/15/2022	1	1
Series 2535, Class BK, 5.50%, 12/15/2022	—	—
Series 1470, Class F, 1.37%, 2/15/2023 (d)	—	—
Series 2568, Class KG, 5.50%, 2/15/2023	3	3
Series 1466, Class PZ, 7.50%, 2/15/2023	1	1
Series 1491, Class I, 7.50%, 4/15/2023	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	45

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1798, Class F, 5.00%, 5/15/2023	1	1
Series 1518, Class G, IF, 6.27%, 5/15/2023 (d)	1	1
Series 1541, Class O, 2.37%, 7/15/2023 (d)	1	1
Series 1608, Class L, 6.50%, 9/15/2023	3	3
Series 1602, Class SA, IF, 16.25%, 10/15/2023 (d)	—	—
Series 2283, Class K, 6.50%, 12/15/2023	1	1
Series 1671, Class L, 7.00%, 2/15/2024	1	1
Series 1706, Class K, 7.00%, 3/15/2024	5	5
Series 2033, Class SN, HB, IF, 28.94%, 3/15/2024 (d)	—	—
Series 1720, Class PL, 7.50%, 4/15/2024	12	12
Series 2306, Class K, PO, 5/15/2024	1	1
Series 2306, Class SE, IF, IO, 7.66%, 5/15/2024 (d)	2	—
Series 1745, Class D, 7.50%, 8/15/2024	2	2
Series 1927, Class PH, 7.50%, 1/15/2027	19	20
Series 1981, Class Z, 6.00%, 5/15/2027	7	7
Series 1987, Class PE, 7.50%, 9/15/2027	3	3
Series 2038, Class PN, IO, 7.00%, 3/15/2028	3	—
Series 2040, Class PE, 7.50%, 3/15/2028	14	15
Series 2063, Class PG, 6.50%, 6/15/2028	16	17
Series 2064, Class TE, 7.00%, 6/15/2028	3	3
Series 2075, Class PM, 6.25%, 8/15/2028	12	13
Series 2075, Class PH, 6.50%, 8/15/2028	13	13
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	4	—
Series 2125, Class JZ, 6.00%, 2/15/2029	8	8
Series 2169, Class TB, 7.00%, 6/15/2029	35	37
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2172, Class QC, 7.00%, 7/15/2029	14	15
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	5	6
Series 2210, Class Z, 8.00%, 1/15/2030	19	21
Series 2224, Class CB, 8.00%, 3/15/2030	6	7
Series 2256, Class MC, 7.25%, 9/15/2030	9	9
Series 2259, Class ZM, 7.00%, 10/15/2030	11	12
Series 2271, Class PC, 7.25%, 12/15/2030	10	11
Series 2296, Class PD, 7.00%, 3/15/2031	6	6
Series 2344, Class ZD, 6.50%, 8/15/2031	94	100
Series 2344, Class ZJ, 6.50%, 8/15/2031	14	15
Series 2345, Class NE, 6.50%, 8/15/2031	8	9
Series 2351, Class PZ, 6.50%, 8/15/2031	8	8
Series 2410, Class QX, IF, IO, 6.26%, 2/15/2032 (d)	5	1
Series 2410, Class OE, 6.38%, 2/15/2032	6	6
Series 2410, Class NG, 6.50%, 2/15/2032	7	7
Series 2412, Class SP, IF, 11.32%, 2/15/2032 (d)	17	19
Series 2444, Class ES, IF, IO, 5.56%, 3/15/2032 (d)	13	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2450, Class SW, IF, IO, 5.61%, 3/15/2032 (d)	5	1
Series 2423, Class MC, 7.00%, 3/15/2032	6	7
Series 2423, Class MT, 7.00%, 3/15/2032	12	13
Series 2435, Class CJ, 6.50%, 4/15/2032	47	50
Series 2441, Class GF, 6.50%, 4/15/2032	13	14
Series 2455, Class GK, 6.50%, 5/15/2032	19	19
Series 2450, Class GZ, 7.00%, 5/15/2032	21	23
Series 2466, Class DH, 6.50%, 6/15/2032	17	18
Series 2474, Class NR, 6.50%, 7/15/2032	17	18
Series 2484, Class LZ, 6.50%, 7/15/2032	26	27
Series 2500, Class MC, 6.00%, 9/15/2032	24	26
Series 2543, Class YX, 6.00%, 12/15/2032	52	55
Series 2575, Class ME, 6.00%, 2/15/2033	97	102
Series 2586, Class WI, IO, 6.50%, 3/15/2033	7	1
Series 2990, Class SL, IF, 15.73%, 6/15/2034 (d)	3	3
Series 3611, PO, 7/15/2034	11	10
Series 2990, Class UZ, 5.75%, 6/15/2035	314	329
Series 3117, Class EO, PO, 2/15/2036	28	24
Series 3117, Class OK, PO, 2/15/2036	3	3
Series 3122, Class OH, PO, 3/15/2036	21	19
Series 3152, Class MO, PO, 3/15/2036	72	62
Series 3607, Class AO, PO, 4/15/2036	17	14
Series 3137, Class XP, 6.00%, 4/15/2036	43	47
Series 3819, Class ZQ, 6.00%, 4/15/2036	110	118
Series 3149, Class SO, PO, 5/15/2036	4	4
Series 3171, Class MO, PO, 6/15/2036	16	15
Series 3179, Class OA, PO, 7/15/2036	10	8
Series 3202, Class HI, IF, IO, 4.26%, 8/15/2036 (d)	91	11
Series 3232, Class ST, IF, IO, 4.31%, 10/15/2036 (d)	18	2
Series 3417, Class EO, PO, 11/15/2036	156	136
Series 3316, Class JO, PO, 5/15/2037	2	2
Series 3607, Class OP, PO, 7/15/2037	94	77
Series 3481, Class SJ, IF, IO, 3.46%, 8/15/2038 (d)	44	4
Series 3680, Class MA, 4.50%, 7/15/2039	3	3
Series 4096, Class HA, 2.00%, 12/15/2041	101	94
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	202	194
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.46%, 7/25/2032 (d)	17	17
Series T-76, Class 2A, 1.84%, 10/25/2037 (d)	65	57
Series T-51, Class 2A, 7.50%, 8/25/2042 (d)	17	18
Series T-54, Class 2A, 6.50%, 2/25/2043	165	180
Series T-54, Class 3A, 7.00%, 2/25/2043	53	56
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series T-56, Class A5, 5.23%, 5/25/2043	390	391
Series T-58, Class A, PO, 9/25/2043	10	7
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	15	17
Series 2005-W3, Class 2AF, 2.66%, 3/25/2045 (d)	52	52
FNMA, REMIC
Series G93-5, Class Z, 6.50%, 2/25/2023	—	—
Series 1993-37, Class PX, 7.00%, 3/25/2023	2	2
Series 1993-25, Class J, 7.50%, 3/25/2023	—	—
Series 1998-4, Class C, PO, 4/25/2023	—	—
Series 1998-43, Class EA, PO, 4/25/2023	3	3
Series 1993-54, Class Z, 7.00%, 4/25/2023	1	1
Series 1993-62, Class SA, IF, 12.10%, 4/25/2023 (d)	—	—
Series 1993-122, Class M, 6.50%, 7/25/2023	—	—
Series 1996-14, Class SE, IF, IO, 7.81%, 8/25/2023 (d)	3	—
Series 1993-178, Class PK, 6.50%, 9/25/2023	1	1
Series 1993-165, Class SD, IF, 7.19%, 9/25/2023 (d)	—	—
Series 1993-183, Class KA, 6.50%, 10/25/2023	10	10
Series 1993-189, Class PL, 6.50%, 10/25/2023	4	4
Series 1994-9, Class E, PO, 11/25/2023	—	—
Series 1993-247, Class SA, IF, 15.00%, 12/25/2023 (d)	1	1
Series G95-1, Class C, 8.80%, 1/25/2025	2	2
Series 2005-121, Class DX, 5.50%, 1/25/2026	49	49
Series 1997-20, IO, 1.84%, 3/25/2027 (d)	1	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (d)	1	—
Series 1997-27, Class J, 7.50%, 4/18/2027	3	4
Series 1997-29, Class J, 7.50%, 4/20/2027	5	5
Series 1997-39, Class PD, 7.50%, 5/20/2027	8	8
Series 2012-47, Class HF, 2.84%, 5/25/2027 (d)	31	31
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	2	2
Series 2000-2, Class ZE, 7.50%, 2/25/2030	17	19
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	15	2
Series 2001-36, Class DE, 7.00%, 8/25/2031	18	20
Series 2001-49, Class Z, 6.50%, 9/25/2031	4	4
Series 2001-44, Class PD, 7.00%, 9/25/2031	3	3
Series 2003-52, Class SX, IF, 15.62%, 10/25/2031 (d)	5	5
Series 2004-74, Class SW, IF, 10.75%, 11/25/2031 (d)	13	14
Series 2001-81, Class LO, PO, 1/25/2032	2	2
Series 2002-1, Class SA, IF, 17.25%, 2/25/2032 (d)	2	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-21, Class PE, 6.50%, 4/25/2032	10	11
Series 2002-28, Class PK, 6.50%, 5/25/2032	10	11
Series 2002-37, Class Z, 6.50%, 6/25/2032	13	14
Series 2004-61, Class SH, IF, 14.22%, 11/25/2032 (d)	15	17
Series 2003-22, Class UD, 4.00%, 4/25/2033	47	47
Series 2003-34, Class GE, 6.00%, 5/25/2033	115	121
Series 2003-39, IO, 6.00%, 5/25/2033 (d)	2	—
Series 2003-47, Class PE, 5.75%, 6/25/2033	51	53
Series 2003-64, Class SX, IF, 7.82%, 7/25/2033 (d)	5	5
Series 2003-71, Class DS, IF, 4.30%, 8/25/2033 (d)	52	48
Series 2005-56, Class TP, IF, 10.82%, 8/25/2033 (d)	17	17
Series 2003-91, Class SD, IF, 8.43%, 9/25/2033 (d)	4	4
Series 2003-116, Class SB, IF, IO, 5.16%, 11/25/2033 (d)	36	4
Series 2006-44, Class P, PO, 12/25/2033	14	12
Series 2003-130, Class SX, IF, 7.85%, 1/25/2034 (d)	1	1
Series 2004-25, Class SA, IF, 12.80%, 4/25/2034 (d)	16	17
Series 2004-46, Class SK, IF, 9.78%, 5/25/2034 (d)	11	11
Series 2004-36, Class SA, IF, 12.80%, 5/25/2034 (d)	26	29
Series 2004-50, Class VZ, 5.50%, 7/25/2034	163	170
Series 2005-74, Class CS, IF, 13.30%, 5/25/2035 (d)	10	11
Series 2005-45, Class DC, IF, 15.35%, 6/25/2035 (d)	24	26
Series 2005-56, Class S, IF, IO, 4.27%, 7/25/2035 (d)	16	2
Series 2005-68, Class PG, 5.50%, 8/25/2035	91	94
Series 2005-73, Class PS, IF, 10.59%, 8/25/2035 (d)	41	44
Series 2005-106, Class US, IF, 15.61%, 11/25/2035 (d)	26	28
Series 2006-27, Class OH, PO, 4/25/2036	21	18
Series 2006-65, Class QO, PO, 7/25/2036	13	11
Series 2006-56, Class FC, 2.73%, 7/25/2036 (d)	86	85
Series 2006-72, Class GO, PO, 8/25/2036	19	17
Series 2006-79, Class DO, PO, 8/25/2036	15	14
Series 2006-77, Class PC, 6.50%, 8/25/2036	24	26
Series 2006-110, PO, 11/25/2036	23	20
Series 2006-124, Class HB, 2.00%, 11/25/2036 (d)	43	45
Series 2007-14, Class ES, IF, IO, 4.00%, 3/25/2037 (d)	18	2
Series 2007-81, Class GE, 6.00%, 8/25/2037	40	42
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	47

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-79, Class SB, IF, 15.06%, 8/25/2037 (d)	17	20
Series 2007-88, Class VI, IF, IO, 4.10%, 9/25/2037 (d)	49	6
Series 2007-91, Class ES, IF, IO, 4.02%, 10/25/2037 (d)	132	15
Series 2007-116, Class HI, IO, 0.00%, 1/25/2038 (d)	22	1
Series 2008-16, Class IS, IF, IO, 3.76%, 3/25/2038 (d)	7	1
Series 2008-10, Class XI, IF, IO, 3.79%, 3/25/2038 (d)	11	1
Series 2008-28, Class QS, IF, 13.37%, 4/25/2038 (d)	16	18
Series 2008-46, Class HI, IO, 1.18%, 6/25/2038 (d)	15	1
Series 2013-25, Class DC, 2.50%, 6/25/2039	156	150
Series 2009-69, PO, 9/25/2039	25	20
Series 2009-103, Class MB, 2.86%, 12/25/2039 (d)	26	27
Series 2010-71, Class HJ, 5.50%, 7/25/2040	56	59
Series 2011-118, Class MT, 7.00%, 11/25/2041	68	75
Series 2011-118, Class NT, 7.00%, 11/25/2041	63	68
Series 2013-101, Class DO, PO, 10/25/2043	133	107
Series 2013-128, PO, 12/25/2043	103	83
Series 2019-65, Class PA, 2.50%, 5/25/2048	178	168
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 25.63%, 7/25/2037 (d)	4	5
Series 2003-W4, Class 2A, 5.06%, 10/25/2042 (d)	10	10
Series 2003-W1, Class 1A1, 4.87%, 12/25/2042 (d)	53	52
FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.25%, 10/25/2037 (d)	14	15
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	—
Series 300, Class 1, PO, 9/25/2024	3	3
Series 329, Class 1, PO, 1/25/2033	2	2
GNMA
Series 2003-24, PO, 3/16/2033	4	4
Series 2003-40, Class TJ, 6.50%, 3/20/2033	89	90
Series 2003-52, Class AP, PO, 6/16/2033	25	23
Series 2004-28, Class S, IF, 13.10%, 4/16/2034 (d)	7	7
Series 2004-71, Class SB, IF, 17.84%, 9/20/2034 (d)	11	13
Series 2004-90, Class SI, IF, IO, 3.73%, 10/20/2034 (d)	69	5
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-68, Class DP, IF, 10.68%, 6/17/2035 (d)	12	12
Series 2005-68, Class KI, IF, IO, 3.93%, 9/20/2035 (d)	121	13
Series 2006-38, Class ZK, 6.50%, 8/20/2036	212	219
Series 2006-59, Class SD, IF, IO, 4.33%, 10/20/2036 (d)	14	1
Series 2007-17, Class JI, IF, IO, 4.42%, 4/16/2037 (d)	55	6
Series 2007-27, Class SA, IF, IO, 3.83%, 5/20/2037 (d)	68	5
Series 2007-45, Class QA, IF, IO, 4.27%, 7/20/2037 (d)	57	4
Series 2007-40, Class SB, IF, IO, 4.38%, 7/20/2037 (d)	93	7
Series 2007-53, Class ES, IF, IO, 4.18%, 9/20/2037 (d)	15	1
Series 2007-53, Class SW, IF, 13.10%, 9/20/2037 (d)	11	12
Series 2009-79, Class OK, PO, 11/16/2037	44	39
Series 2007-76, Class SA, IF, IO, 4.16%, 11/20/2037 (d)	30	2
Series 2007-72, Class US, IF, IO, 4.18%, 11/20/2037 (d)	29	1
Series 2009-106, Class ST, IF, IO, 3.63%, 2/20/2038 (d)	95	6
Series 2008-33, Class XS, IF, IO, 5.31%, 4/16/2038 (d)	20	2
Series 2008-40, Class SA, IF, IO, 4.01%, 5/16/2038 (d)	58	5
Series 2008-55, Class SA, IF, IO, 3.83%, 6/20/2038 (d)	36	2
Series 2008-50, Class KB, 6.00%, 6/20/2038	71	75
Series 2008-93, Class AS, IF, IO, 3.33%, 12/20/2038 (d)	40	3
Series 2009-6, Class SA, IF, IO, 3.71%, 2/16/2039 (d)	10	—
Series 2009-31, Class TS, IF, IO, 3.93%, 3/20/2039 (d)	27	1
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	17	3
Series 2009-22, Class SA, IF, IO, 3.90%, 4/20/2039 (d)	46	3
Series 2009-92, Class ZC, 5.00%, 10/20/2039	247	253
Series 2011-137, Class WA, 5.60%, 7/20/2040 (d)	119	126
Series 2010-105, Class B, 5.00%, 8/20/2040	314	322
Series 2010-130, Class CP, 7.00%, 10/16/2040	30	33
Series 2013-91, Class WA, 4.46%, 4/20/2043 (d)	290	289
Series 2012-H24, Class FA, 2.25%, 3/20/2060 (d)	4	4
SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H03, Class FA, 2.10%, 8/20/2060 (d)	—	—
Series 2012-H21, Class DF, 2.45%, 5/20/2061 (d)	1	1
Series 2012-H26, Class MA, 2.35%, 7/20/2062 (d)	1	1
Series 2012-H29, Class FA, 2.31%, 10/20/2062 (d)	181	180
Series 2014-H15, Class FA, 2.30%, 7/20/2064 (d)	451	447
Series 2015-H15, Class FJ, 2.24%, 6/20/2065 (d)	425	421
Series 2015-H18, Class FA, 2.25%, 6/20/2065 (d)	249	247
Series 2015-H20, Class FA, 2.27%, 8/20/2065 (d)	386	383
Series 2015-H26, Class FG, 2.32%, 10/20/2065 (d)	434	431
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	18	31
Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033 ‡	—	—
JPMorgan Mortgage Trust
Series 2003-A1, Class 1A1, 2.27%, 10/25/2033 (d)	99	92
Series 2006-A2, Class 5A3, 2.68%, 11/25/2033 (d)	18	18
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (d)	7	7
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.86%, 4/21/2034 (d)	21	20
Series 2004-3, Class 4A2, 2.49%, 4/25/2034 (d)	7	6
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	27	26
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	54	52
Series 2004-7, Class 30, PO, 8/25/2034 ‡	5	4
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	7	6
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	4	3
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 3.06%, 10/25/2028 (d)	45	42
Series 2004-A, Class A1, 2.90%, 4/25/2029 (d)	13	12
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (d)	22	20
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7	7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	2	2
Series 2003-A1, Class A2, 6.00%, 5/25/2033	7	6
RALI Trust Series 2002-QS16, Class A3, IF, 11.51%, 10/25/2017 (d)	—	—
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (b)	30	17
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	181	175
Series 2017-4, Class M60C, 3.50%, 6/25/2057	256	249
Series 2018-2, Class M55D, 4.00%, 11/25/2057	182	179
Series 2019-1, Class MT, 3.50%, 7/25/2058	350	334
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	57	56
Series 2019-4, Class M55D, 4.00%, 2/25/2059	205	202
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	245	240
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	8	8
Series 1994-1, Class 1, 4.79%, 2/15/2024 (d)	14	13
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	57	59
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	17	18
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	80	84
Series 1998-1, Class 2E, 7.00%, 3/15/2028	21	21
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 3.21%, 6/25/2033 (d)	19	18
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (d)	10	9
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	63	58
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	—
Total Collateralized Mortgage Obligations (Cost $11,547)		11,280
Asset-Backed Securities — 9.3%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	80	71
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	61	55
Series 2021-1, Class B, 3.95%, 7/11/2030	75	62
American Credit Acceptance Receivables Trust
Series 2022-1, Class A, 0.99%, 12/15/2025 (b)	62	61
Series 2022-2, Class A, 2.66%, 2/13/2026 (b)	56	55
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A3, 1.11%, 8/19/2024	6	6
Series 2020-2, Class A3, 0.66%, 12/18/2024	9	9
Series 2021-1, Class A3, 0.37%, 8/18/2025	76	75
Series 2020-3, Class B, 0.76%, 12/18/2025	75	72
Series 2021-2, Class B, 0.69%, 1/19/2027	55	52
Series 2022-2, Class A3, 4.38%, 4/18/2028	31	31
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	100	92
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	109	104
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	100	94
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	84
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	49

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	50	46
CarMax Auto Owner Trust
Series 2019-1, Class A3, 3.05%, 3/15/2024	4	4
Series 2020-1, Class A3, 1.89%, 12/16/2024	43	42
Series 2020-3, Class A3, 0.62%, 3/17/2025	48	48
Series 2021-1, Class A3, 0.34%, 12/15/2025	38	37
Series 2022-2, Class A3, 3.49%, 2/16/2027	76	75
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	90	85
Series 2022-P3, Class A3, 4.61%, 11/10/2027 (e)	22	22
Series 2021-P4, Class A4, 1.64%, 12/10/2027	150	138
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (b)	35	35
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	58	56
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (d)	100	100
CPS Auto Receivables Trust
Series 2021-B, Class B, 0.81%, 12/15/2025 (b)	100	98
Series 2022-C, Class B, 4.88%, 4/15/2030 (b)	200	198
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/2028 (b)	19	19
Series 2020-1A, Class A, 2.01%, 2/15/2029 (b)	66	66
Series 2021-2A, Class A, 0.96%, 2/15/2030	250	240
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	28	27
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024 (b)	47	46
Series 2021-1A, Class B, 0.62%, 9/15/2025 (b)	20	20
Series 2022-1A, Class A, 1.58%, 4/15/2026 (b)	128	126
Series 2022-2A, Class A, 2.88%, 6/15/2026 (b)	103	102
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	95	90
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	57	51
Exeter Automobile Receivables Trust
Series 2022-1A, Class A2, 1.15%, 6/17/2024	78	78
Series 2021-1A, Class B, 0.50%, 2/18/2025	16	16
Series 2021-2A, Class B, 0.57%, 9/15/2025	54	53
Series 2022-3A, Class A3, 4.21%, 1/15/2026	150	149
Series 2021-4A, Class B, 1.05%, 5/15/2026	74	72
Series 2022-2A, Class D, 4.56%, 7/17/2028	75	71
Series 2022-4A, Class C, 4.92%, 12/15/2028	82	82
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	9	9
Flagship Credit Auto Trust
Series 2020-4, Class A, 0.53%, 4/15/2025 (b)	29	29
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	105	104
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	78	76
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	137	133
Series 2022-2, Class A3, 4.03%, 12/15/2026 (b)	200	198
Series 2021-3, Class A, 0.36%, 7/15/2027 (b)	78	76
Ford Credit Auto Lease Trust
Series 2020-B, Class A4, 0.69%, 10/15/2023	40	40
Series 2021-A, Class A3, 0.26%, 2/15/2024	49	49
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	156	138
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (d)	10	8
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (b)	79	77
Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	32	31
Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	66	62
GM Financial Automobile Leasing Trust
Series 2021-1, Class A4, 0.33%, 2/20/2025	78	76
Series 2022-2, Class A3, 3.42%, 6/20/2025	82	81
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.35%, 10/16/2025	30	29
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	5	5
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 ‡ (b)	99	94
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	49	49
Hyundai Auto Lease Securitization Trust Series 2020-B, Class A3, 0.51%, 9/15/2023 (b)	53	53
Mercedes-Benz Auto Lease Trust Series 2021-A, Class A3, 0.25%, 1/16/2024	44	44
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	91	82
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (b)	100	86
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (b)	130	121
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	28	28
Santander Drive Auto Receivables Trust
Series 2022-1, Class A2, 1.36%, 12/16/2024	117	117
Series 2021-1, Class B, 0.50%, 4/15/2025	67	67
Series 2021-3, Class B, 0.60%, 12/15/2025	102	101
Series 2020-4, Class C, 1.01%, 1/15/2026	50	49
Series 2021-2, Class C, 0.90%, 6/15/2026	74	72
Series 2022-3, Class A3, 3.40%, 12/15/2026	73	72
SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-4, Class A3, 4.14%, 2/16/2027	110	109
Series 2022-5, Class B, 4.43%, 3/15/2027	44	44
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (b)	34	32
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (f)	21	17
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	35	31
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	50	46
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (b)	51	48
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A3, 1.66%, 5/15/2024	68	68
Series 2021-A, Class A3, 0.26%, 5/15/2025	119	116
Series 2020-C, Class A4, 0.57%, 10/15/2025	56	53
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	91	80
Series 2018-1, Class A, 3.70%, 3/1/2030	101	85
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	70	69
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)	31	31
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	95	94
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (f)	52	48
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (f)	75	70
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (f)	70	66
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (f)	95	90
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (b) (f)	71	67
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (b) (f)	99	93
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (f)	106	101
Westlake Automobile Receivables Trust
Series 2020-3A, Class B, 0.78%, 11/17/2025 (b)	90	89
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	72	67
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	117	114
Series 2022-B, Class A3, 3.25%, 7/15/2027	140	138
World Omni Automobile Lease Securitization Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	2	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-A, Class A3, 0.42%, 8/15/2024	67	65
Series 2020-B, Class A4, 0.52%, 2/17/2026	60	59
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	34	34
Total Asset-Backed Securities (Cost $7,785)		7,497
Mortgage-Backed Securities — 7.9%
FHLMC
Pool # 785618, ARM, 3.88%, 7/1/2026 (d)	5	5
Pool # 611141, ARM, 2.34%, 1/1/2027 (d)	4	4
Pool # 1G2557, ARM, 3.34%, 6/1/2036 (d)	27	28
Pool # 1A1085, ARM, 3.18%, 8/1/2036 (d)	35	35
Pool # 1Q0105, ARM, 3.50%, 9/1/2036 (d)	11	11
Pool # 1B7242, ARM, 3.57%, 9/1/2036 (d)	26	26
Pool # 1Q0737, ARM, 2.21%, 11/1/2036 (d)	13	13
Pool # 1N1511, ARM, 2.41%, 1/1/2037 (d)	13	13
Pool # 1Q0739, ARM, 3.14%, 3/1/2037 (d)	11	11
Pool # 1Q0722, ARM, 2.57%, 4/1/2038 (d)	16	16
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	3	3
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	—	—
Pool # C00376, 8.00%, 11/1/2024	—	—
Pool # C00414, 7.50%, 8/1/2025	1	1
Pool # C00452, 7.00%, 4/1/2026	1	1
Pool # G00981, 8.50%, 7/1/2028	2	3
Pool # A17537, 6.00%, 1/1/2034	15	16
Pool # G02682, 7.00%, 2/1/2037	12	13
Pool # Q58054, 4.50%, 11/1/2046	143	146
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	2	2
Pool # U80336, 3.50%, 5/1/2033	268	262
Pool # U90690, 3.50%, 6/1/2042	94	92
Pool # U90975, 4.00%, 6/1/2042	85	85
Pool # U91427, 3.50%, 5/1/2043	319	309
FNMA
Pool # 54844, ARM, 2.35%, 9/1/2027 (d)	1	1
Pool # 303532, ARM, 3.89%, 3/1/2029 (d)	1	1
Pool # 745446, ARM, 2.72%, 4/1/2033 (d)	17	18
Pool # 746299, ARM, 3.39%, 9/1/2033 (d)	30	31
Pool # 743546, ARM, 1.73%, 11/1/2033 (d)	31	31
Pool # 735332, ARM, 2.90%, 8/1/2034 (d)	25	25
Pool # 790964, ARM, 3.90%, 9/1/2034 (d)	13	13
Pool # 896463, ARM, 3.84%, 10/1/2034 (d)	31	31
Pool # 816361, ARM, 1.69%, 1/1/2035 (d)	47	46
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	51

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 810896, ARM, 2.91%, 1/1/2035 (d)	16	16
Pool # 816597, ARM, 2.05%, 2/1/2035 (d)	10	10
Pool # 816594, ARM, 3.79%, 2/1/2035 (d)	11	11
Pool # 745862, ARM, 3.27%, 4/1/2035 (d)	17	17
Pool # 832801, ARM, 3.01%, 9/1/2035 (d)	30	30
Pool # 843026, ARM, 3.61%, 9/1/2035 (d)	23	24
Pool # 920340, ARM, 3.25%, 2/1/2036 (d)	20	20
Pool # 886558, ARM, 4.02%, 8/1/2036 (d)	8	8
Pool # 893424, ARM, 3.48%, 9/1/2036 (d)	23	24
Pool # 915645, ARM, 3.26%, 2/1/2037 (d)	17	18
Pool # 913984, ARM, 3.69%, 2/1/2037 (d)	10	10
Pool # 887094, ARM, 3.65%, 7/1/2046 (d)	30	32
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	2	2
FNMA UMBS, 30 Year
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 250103, 8.50%, 7/1/2024	—	1
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 695533, 8.00%, 6/1/2027	4	4
Pool # 313687, 7.00%, 9/1/2027	1	1
Pool # 755973, 8.00%, 11/1/2028	5	5
Pool # 598559, 6.50%, 8/1/2031	10	10
Pool # 995409, 8.00%, 11/1/2032	68	72
Pool # 675555, 6.00%, 12/1/2032	12	12
Pool # 674349, 6.00%, 3/1/2033	8	8
Pool # 702901, 6.00%, 5/1/2033	25	27
Pool # 721535, 5.00%, 7/1/2033	37	38
Pool # 723852, 5.00%, 7/1/2033	12	12
Pool # 729296, 5.00%, 7/1/2033	27	28
Pool # 713700, 4.50%, 8/1/2033	13	13
Pool # 737825, 6.00%, 9/1/2033	6	7
Pool # 725027, 5.00%, 11/1/2033	23	24
Pool # 725017, 5.50%, 12/1/2033	25	26
Pool # AA0922, 6.00%, 9/1/2036	31	33
Pool # 986648, 6.00%, 9/1/2037	16	17
Pool # AD9151, 5.00%, 8/1/2040	64	67
Pool # BM3375, 4.00%, 1/1/2048	136	135
Pool # BK8753, 4.50%, 6/1/2049	110	110
Pool # BP6363, 3.00%, 4/1/2050	309	287
Pool # CB2637, 2.50%, 1/1/2052	77	69
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	5	5
Pool # 752786, 6.00%, 9/1/2033	7	7
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, Other
Pool # AM8317, 2.96%, 3/1/2025	174	170
Pool # AN2309, 2.21%, 7/1/2026	441	417
Pool # AM7515, 3.34%, 2/1/2027	500	495
Pool # BL1040, 3.81%, 12/1/2028	150	150
Pool # BL0907, 3.88%, 12/1/2028	300	301
Pool # AM6892, 3.76%, 9/1/2029	218	218
Pool # BM4162, 3.27%, 10/1/2029 (d)	153	148
Pool # BL4333, 2.52%, 11/1/2029	388	359
Pool # BS5117, 2.58%, 3/1/2032	199	179
Pool # 888408, 6.00%, 3/1/2037	9	9
Pool # 257172, 5.50%, 4/1/2038	5	5
Pool # MA1125, 4.00%, 7/1/2042	127	127
GNMA I, 30 Year
Pool # 363030, 7.00%, 9/15/2023	1	1
Pool # 352022, 7.00%, 11/15/2023	—	—
Pool # 366706, 6.50%, 1/15/2024	2	2
Pool # 371281, 7.00%, 2/15/2024	—	—
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 442119, 7.50%, 11/15/2026	1	1
Pool # 411829, 7.50%, 7/15/2027	1	1
Pool # 468149, 8.00%, 8/15/2028	1	1
Pool # 468236, 6.50%, 9/15/2028	26	28
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 466406, 6.00%, 11/15/2028	5	5
Pool # 607645, 6.50%, 2/15/2033	7	7
Pool # 781614, 7.00%, 6/15/2033	11	12
Pool # 782615, 7.00%, 6/15/2035	24	26
Pool # 782025, 6.50%, 12/15/2035	34	36
Pool # 681638, 6.00%, 12/15/2038	63	66
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	—
Pool # 1989, 8.50%, 4/20/2025	1	1
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2562, 6.00%, 3/20/2028	6	6
Pool # 2633, 8.00%, 8/20/2028	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMorgan Institutional Trust Funds	August 31, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2646, 7.50%, 9/20/2028	1	2
Pool # 4245, 6.00%, 9/20/2038	36	39
Pool # BA7567, 4.50%, 5/20/2048	68	68
Pool # BI0416, 4.50%, 11/20/2048	99	100
Pool # BM9692, 4.50%, 7/20/2049	64	64
Pool # BQ3224, 4.50%, 9/20/2049	341	346
Pool # MA7534, 2.50%, 8/20/2051	117	107
Pool # MA7649, 2.50%, 10/20/2051	37	34
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	293	290
Total Mortgage-Backed Securities (Cost $6,605)		6,360
Commercial Mortgage-Backed Securities — 7.5%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (d)	145	142
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	275
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KSMC, Class A2, 2.62%, 1/25/2023	500	497
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (d)	500	490
Series KLU2, Class A7, 2.23%, 9/25/2025 (d)	213	202
Series K737, Class AM, 2.10%, 10/25/2026	305	283
Series K069, Class A2, 3.19%, 9/25/2027 (d)	480	467
Series K081, Class A1, 3.88%, 2/25/2028	96	97
Series K083, Class A2, 4.05%, 9/25/2028 (d)	297	301
Series K088, Class A2, 3.69%, 1/25/2029	480	478
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (d)	222	220
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	390	384
Series 2015-M7, Class A2, 2.59%, 12/25/2024	562	547
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	486	467
Series 2020-M50, Class A1, 0.67%, 10/25/2030	274	250
Series 2020-M50, Class A2, 1.20%, 10/25/2030	165	146
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (d)	2,596	231
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (d)	117	98
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	11	11
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033 (d)	101	11
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	147	118
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	200	189
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	155	131
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	4	4
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	4	4
Total Commercial Mortgage-Backed Securities (Cost $6,307)		6,043
Foreign Government Securities — 0.2%
United Mexican States 2.66%, 5/24/2031(Cost $199)	200	166
U.S. Government Agency Securities — 0.1%
Resolution Funding Corp. STRIPS DN,3.28%, 1/15/2026 (a)(Cost $55)	60	53
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (g) (h) (Cost $1,542)	1,542	1,542
Total Investments — 99.7% (Cost $85,269)		80,597
Other Assets Less Liabilities — 0.3%		273
NET ASSETS — 100.0%		80,870

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2022.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	53

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2022  (Unaudited) (continued)
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2022.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2022.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2022.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMorgan Institutional Trust Funds	August 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,016,203	$79,055
Investments in affiliates, at value	111,458	1,542
Receivables:
Due from custodian	1,386	—
Investment securities sold	132	11
Interest from non-affiliates	10,055	333
Dividends from affiliates	156	2
Due from adviser	—	12
Other assets	57	—
Total Assets	2,139,447	80,955
LIABILITIES:
Payables:
Due to custodian	—	17
Investment securities purchased	1,634	22
Investment securities purchased — delayed delivery securities	86,249	—
Accrued liabilities:
Investment advisory fees	184	—
Custodian and accounting fees	26	12
Other	54	34
Total Liabilities	88,147	85
Net Assets	$2,051,300	$80,870
NET ASSETS:
Paid-in-Capital	$2,239,779	$85,814
Total distributable earnings (loss)	(188,479)	(4,944)
Total Net Assets	$2,051,300	$80,870
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	224,610	9,078
Net asset value, offering and redemption price per share (a)	$9.13	$8.91
Cost of investments in non-affiliates	$2,192,080	$83,727
Cost of investments in affiliates	111,430	1,542

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	55

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2022  (Unaudited)
(Amounts in thousands)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$28,648	$1,063
Dividend income from affiliates	484	8
Total investment income	29,132	1,071
EXPENSES:
Investment advisory fees	2,745	116
Administration fees	980	41
Custodian and accounting fees	82	36
Interest expense to affiliates	1	—
Professional fees	53	32
Trustees’ and Chief Compliance Officer’s fees	16	13
Printing and mailing costs	11	7
Transfer agency fees	7	—(a)
Other	67	8
Total expenses	3,962	253
Less fees waived	(2,566)	(159)
Less expense reimbursements	—	(33)
Net expenses	1,396	61
Net investment income (loss)	27,736	1,010
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(11,509)	(34)
Investments in affiliates	(20)	—(a)
Net realized gain (loss)	(11,529)	(34)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(166,010)	(5,041)
Investments in affiliates	23	—(a)
Change in net unrealized appreciation/depreciation	(165,987)	(5,041)
Net realized/unrealized gains (losses)	(177,516)	(5,075)
Change in net assets resulting from operations	$(149,780)	$(4,065)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMorgan Institutional Trust Funds	August 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,736	$52,268	$1,010	$2,199
Net realized gain (loss)	(11,529)	6,261	(34)	299
Change in net unrealized appreciation/depreciation	(165,987)	(99,791)	(5,041)	(4,311)
Change in net assets resulting from operations	(149,780)	(41,262)	(4,065)	(1,813)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(28,097)	(67,247)	(1,019)	(3,003)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	155,225	(38,225)	292	(14,672)
NET ASSETS:
Change in net assets	(22,652)	(146,734)	(4,792)	(19,488)
Beginning of period	2,073,952	2,220,686	85,662	105,150
End of period	$2,051,300	$2,073,952	$80,870	$85,662
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$336,377	$372,391	$—	$3,085
Distributions reinvested	25,224	62,290	682	2,025
Cost of shares redeemed	(206,376)	(472,906)	(390)	(19,782)
Change in net assets resulting from capital transactions	$155,225	$(38,225)	$292	$(14,672)
SHARE TRANSACTIONS:
Issued	36,333	35,822	—	311
Reinvested	2,700	6,006	75	207
Redeemed	(22,172)	(45,563)	(41)	(1,987)
Change in Shares	16,861	(3,735)	34	(1,469)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Six Months Ended August 31, 2022 (Unaudited)	$9.98	$0.13	$(0.84)	$(0.71)	$(0.14)	$—	$(0.14)
Year Ended February 28, 2022	10.50	0.26	(0.45)	(0.19)	(0.26)	(0.07)	(0.33)
Year Ended February 28, 2021	10.80	0.31	(0.03)	0.28	(0.31)	(0.27)	(0.58)
Year Ended February 29, 2020	9.97	0.34	0.87	1.21	(0.34)	(0.04)	(0.38)
Year Ended February 28, 2019	10.03	0.34	(0.03)	0.31	(0.34)	(0.03)	(0.37)
Year Ended February 28, 2018	10.33	0.35	(0.18)	0.17	(0.35)	(0.12)	(0.47)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMorgan Institutional Trust Funds	August 31, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers, reimbursements, and earnings credits	Portfolio turnover rate(c)

$9.13	(7.18)%	$2,051,300	0.14%(f)	2.83%(f)	0.40%(f)	39%
9.98	(1.92)	2,073,952	0.14	2.46	0.40	66
10.50	2.57	2,220,686	0.14	2.89	0.40	66
10.80	12.32	2,059,714	0.14	3.25	0.41	32
9.97	3.16	1,876,288	0.15	3.42	0.42	17
10.03	1.59	2,218,802	0.15	3.36	0.43	18
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2022	JPMorgan Institutional Trust Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Six Months Ended August 31, 2022 (Unaudited)	$9.47	$0.11	$(0.56)	$(0.45)	$(0.11)	$—	$(0.11)
Year Ended February 28, 2022	10.00	0.23	(0.43)	(0.20)	(0.24)	(0.09)	(0.33)
Year Ended February 28, 2021	10.18	0.27	(0.02)(g)	0.25	(0.27)	(0.16)	(0.43)
Year Ended February 29, 2020	9.65	0.31	0.53	0.84	(0.31)	—	(0.31)
Year Ended February 28, 2019	9.63	0.31	0.02	0.33	(0.31)	—	(0.31)
Year Ended February 28, 2018	9.87	0.30	(0.20)	0.10	(0.30)	(0.04)	(0.34)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(g)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

60

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$8.91	(4.74)%	$80,870	0.14%(f)	2.44%(f)	0.61%(f)	12%
9.47	(2.10)	85,662	0.15	2.38	0.57	36
10.00	2.42	105,150	0.15	2.63	0.52	40
10.18	8.79	140,002	0.15	3.08	0.54	23
9.65	3.47	143,173	0.15	3.18	0.53	32
9.63	1.00	162,046	0.15	3.00	0.53	56

61

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.
The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds' investments. The Administrator implements the valuation policies of the Funds' investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Funds at August 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

62	JPMorgan Institutional Trust Funds	August 31, 2022

The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$173,337	$78,270	$251,607
Collateralized Mortgage Obligations	—	170,064	3,715	173,779
Commercial Mortgage-Backed Securities	—	79,750	4,058	83,808
Corporate Bonds	—	490,764	—	490,764
Foreign Government Securities	—	8,434	—	8,434
Loan Assignments	—	3,047	—	3,047
Mortgage-Backed Securities	—	373,518	—	373,518
Municipal Bonds	—	10,048	—	10,048
U.S. Government Agency Securities	—	13,395	—	13,395
U.S. Treasury Obligations	—	607,803	—	607,803
Short-Term Investments
Investment Companies	111,458	—	—	111,458
Total Investments in Securities	$111,458	$1,930,160	$86,043	$2,127,661

Intermediate Bond Trust
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,132	$365	$7,497
Collateralized Mortgage Obligations	—	11,198	82	11,280
Commercial Mortgage-Backed Securities	—	6,043	—	6,043
Corporate Bonds	—	20,713	—	20,713
Foreign Government Securities	—	166	—	166
Mortgage-Backed Securities	—	6,360	—	6,360
U.S. Government Agency Securities	—	53	—	53
U.S. Treasury Obligations	—	26,943	—	26,943
Short-Term Investments
Investment Companies	1,542	—	—	1,542
Total Investments in Securities	$1,542	$78,608	$447	$80,597

August 31, 2022	JPMorgan Institutional Trust Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Core Bond Trust	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$59,313	$—	$(2,467)	$(63)	$25,352	$(7,426)	$9,390	$(12,027)	$6,198	$78,270
Collateralized Mortgage Obligations	14,123	(1,068)	46	(301)	321	(456)	2,402	(6,631)	(4,721)	3,715
Commercial Mortgage-Backed Securities	1,684	—	(279)	(20)	4,151	(1)	—	—	(1,477)	4,058
Total	$75,120	$(1,068)	$(2,700)	$(384)	$29,824	$(7,883)	$11,792	$(18,658)	$—	$86,043

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(3,772). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the six months ended August 31, 2022.
Intermediate Bond Trust	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2022
Investments in Securities:
Asset-Backed Securities	$124	$—	$(19)	$—(a)	$97	$(16)	$179	$—	$365
Collateralized Mortgage Obligations	496	—	(6)	—(a)	1	(11)	—	(398)	82
Total	$620	$—	$(25)	$—(a)	$98	$(27)	$179	$(398)	$447

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(26). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2022.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair

64	JPMorgan Institutional Trust Funds	August 31, 2022

value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Bond Trust
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$61,711	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (6.49%)
			Constant Default Rate	0.00% - 5.03% (0.05%)
			Yield (Discount Rate of Cash Flows)	4.88% - 8.01% (6.06%)

Asset-Backed Securities	61,711
	3,637		Constant Prepayment Rate	0.00% - 150.00% (86.02%)
			Constant Default Rate	0.00% - 6.69% (0.82%)
			Yield (Discount Rate of Cash Flows)	3.76% - 21.07% (8.29%)

Collateralized Mortgage Obligations	3,637
	1,458		Constant Prepayment Rate	0.00% - 100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	4.43% 11.79% (7.89%)

Commercial Mortgage-Backed Securities	1,458

Total	$66,806

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2022, the value of these investments was $19,237. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Intermediate Bond Trust
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$365	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (4.83%)
			Constant Default Rate	0.00% - 5.03% (0.21%)
			Yield (Discount Rate of Cash Flows)	5.69% - 7.12% (6.35%)

Asset-Backed Securities	365
	82		Constant Prepayment Rate	1.00% - 100.00% (69.70%)
			Constant Default Rate	0.00% - 2.20% (0.41%)

August 31, 2022	JPMorgan Institutional Trust Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Yield (Discount Rate of Cash Flows)	4.34% - 9.48% (5.24%)

Collateralized Mortgage Obligations	82

Total	$447

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments — Core Bond Trust invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The  above Fund  invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund's rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to claims by their creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2022, which are shown as a Receivable for Investment securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively,  on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2022 are detailed on the SOIs.

66	JPMorgan Institutional Trust Funds	August 31, 2022

E. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not have any securities out on loan at August 31, 2022.
F. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Bond Trust
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$80,987	$641,767	$611,299	$(20)	$23	$111,458	111,413	$484	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.

August 31, 2022	JPMorgan Institutional Trust Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
Intermediate Bond Trust
For the six months ended August 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2022	Shares at August 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.24% (a) (b)	$1,357	$11,097	$10,912	$—(c)	$—(c)	$1,542	1,542	$8	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2022.
(c)	Amount rounds to less than one thousand.
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
Core Bond Trust invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2022, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee  — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds' average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.

68	JPMorgan Institutional Trust Funds	August 31, 2022

JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Placement Agent— J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.
E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15
The expense limitation agreements were in effect for the six months ended August 31, 2022 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2023.
For the six months ended August 31, 2022, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Core Bond Trust	$1,504	$980	$2,484	$—
Intermediate Bond Trust	116	41	157	33
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser and Administrator as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2022 were as follows:

Core Bond Trust	$81
Intermediate Bond Trust	1
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended August 31, 2022, the amount of these waivers were as follows:

Core Bond Trust	$1
Intermediate Bond Trust	1

August 31, 2022	JPMorgan Institutional Trust Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2022, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$645,045	$588,526	$277,407	$176,515
Intermediate Bond Trust	3,460	10,272	6,566	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2022 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,303,510	$6,928	$182,777	$(175,849)
Intermediate Bond Trust	85,269	153	4,825	(4,672)
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2022, the Fund deferred to March 1, 2022 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Core Bond Trust	$1,735	$(1,730)
Intermediate Bond Trust	156	(25)
As of February 28, 2022, the Funds did not have any net capital loss carryforwards.
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2022.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken

70	JPMorgan Institutional Trust Funds	August 31, 2022

primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2022.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus the Applicable Margin.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2022.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of August 31, 2022, the following Funds had  individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares  as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Trust	1	14.3%
Intermediate Bond Trust	4	82.8
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds' yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds' net assets could be adversely affected.

August 31, 2022	JPMorgan Institutional Trust Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

72	JPMorgan Institutional Trust Funds	August 31, 2022

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2022, and continued to hold your shares at the end of the reporting period, August 31, 2022.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held . Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$928.20	$0.68	0.14%
Hypothetical	1,000.00	1,024.50	0.71	0.14
JPMorgan Intermediate Bond Trust
Actual	1,000.00	952.60	0.69	0.14
Hypothetical	1,000.00	1,024.50	0.71	0.14

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

August 31, 2022	JPMorgan Institutional Trust Funds	73

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
JPMorgan Institutional Trust Funds – JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making.  Effective January 2022, the Board consolidated with the J.P. Morgan Exchange-Traded Fund Trust Board and now consists of Trustees from both Boards. The Board and its investment committees (money market and alternative products, equity, and fixed income) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements.  The Board also met for the specific purpose of considering investment advisory agreement annual renewals.  The Board held meetings June 21-22, 2022 and August 9-11,2022, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”).  At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds.  Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings.  At the August meeting, the Trustees continued their review and consideration.  The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2022.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser.  This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance.  In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds (including certain ETFs, beginning in February 2022, provided by an independent investment consulting firm (“independent consultant”).  In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”).  Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements.  The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below.  Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process.  From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement.  The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process.  Among other things, the Trustees considered:
(i)
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
(ii)
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management each of the Funds, including personnel changes, if any;
(iii)
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
(iv)
Information about the structure and distribution strategy for each Fund and how it fits with the Trusts’ other fund offerings;
(v)
The administration services provided by the Adviser in its role as Administrator;
(vi)
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their

74	JPMorgan Institutional Trust Funds	August 31, 2022

experience as Trustees of the Trusts and in the financial industry generally;
(vii)
The overall reputation and capabilities of the Adviser and its affiliates;
(viii)
The commitment of the Adviser to provide high quality service to the Funds;
(ix)
Their overall confidence in the Adviser’s integrity;
(x)
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund; and
(xi)
The Adviser’s business continuity plan and steps the Adviser and its affiliates have taken to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s and its affiliates’ success in continuing to provide services to the Funds and their shareholders throughout this period.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund.  The Trustees reviewed and discussed this information.  The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services.  Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board.  The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses.  Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that the Adviser earns fees from the Funds for providing administration services.  These fees were shown separately in the profitability analysis presented to the Trustees.  The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable.  The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser.  The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale.  The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase.  The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with fee waivers and contractual expense limitations (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale.  The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place, and shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds.  The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds.  The Trustees further considered the Adviser's ongoing investments in its business in support of the Funds, including the Adviser's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements),

August 31, 2022	JPMorgan Institutional Trust Funds	75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels was reasonable.  The Trustees concluded that, for Funds with Fee Caps in place, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets.  The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.  The Trustees noted that, the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund.  The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients.  The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund.  The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser.  The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Funds’ performance throughout the year.  In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge.  The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe ”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three-
and five-year periods.  The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser.  The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable.  The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:
The Trustees noted that the Core Bond Trust’s performance was in the first quintile of the Peer Group for each of the one-, three- and five-year periods ended December 31, 2021, and in the first, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Intermediate Bond Trust’s performance was in the second, fifth and fifth quintiles of the Peer Group , and in the second, fifth and fourth quintiles of the Universe, for the one-, three- and five-year periods ended December 31, 2021, respectively.  The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant.  Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.  They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund.  The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates, and that changes made to the administration fee in January 2019, if applicable, were reflected in such rate.  The Trustees also reviewed information about

76	JPMorgan Institutional Trust Funds	August 31, 2022

other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum.  For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustee, additional waivers and/or reimbursements.  The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.  The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:
The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.
The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe.  After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

August 31, 2022	JPMorgan Institutional Trust Funds	77

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THIS PAGE IS INTENTIONALLY LEFT BLANK

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FOR MORE INFORMATION:
INVESTMENT ADVISER
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, New York 10172
PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
277 Park Avenue
New York, New York 10172
This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the generalpublic.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. August 2022.
SAN-INSTT-822

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 3, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 3, 2022